Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2020 (Unaudited)

ASSET BACKED SECURITIES - 2.0%	Coupon	Maturity	Principal Amount	Fair Value
CAL Funding II Ltd. (a)(b)	3.620%	06/25/42	$543,750	$539,832
CLI Funding, LLC (b)	2.830%	03/18/28	296,867	287,980
Cronos Containers Program Ltd. (b)	3.270%	11/18/29	407,407	394,891
Domino's Pizza Master Issuer, LLC (b)	3.082%	07/25/47	1,462,500	1,411,795
Global SC Finance II SRL (b)	2.980%	04/17/28	354,583	345,475
Golden Credit Card Trust (b)	2.020%	04/15/22	1,990,000	1,988,688
InSite Issuer, LLC (b)	2.883%	11/15/46	1,750,000	1,471,648
SBA Tower Trust (b)	3.448%	03/15/23	1,250,000	1,264,091
SBA Tower Trust (b)	2.836%	01/15/25	282,000	278,249
SolarCity LMC, Series I, LLC (b)	4.800%	12/21/26	494,309	457,205
SolarCity LMC, Series IV, LLC (b)	4.180%	08/21/45	214,211	221,668
Spruce ABS Trust (b)(c)	4.320%	06/15/28	133,622	135,555
Textainer Marine Containers Ltd. (b)	3.720%	05/20/42	553,611	498,133
Trillium Credit Card Trust II (b)	3.038%	01/26/24	2,000,000	2,002,427
Wendy's Funding, LLC (b)	3.783%	06/15/49	740,625	642,581
TOTAL ASSET BACKED SECURITIES (COST $12,512,060)				$11,940,218

MUNICIPAL BONDS - 1.3%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,179,900
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,000,000	1,869,000
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,872
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,003,320
Massachusetts St., Series 2016-F	3.277%	06/01/46	1,500,000	1,550,310
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	195,000	196,646
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	145,000	152,375
St. of Hawaii, Department of Business Economic Development & Tourism, Series A-1	1.467%	07/01/22	48,017	48,037

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

MUNICIPAL BONDS - 1.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
St. Paul Housing & Redevelopment Authority Rev., Series 2015-B	2.993%	07/01/21	$1,250,000	$1,239,850
TOTAL MUNICIPAL BONDS (COST $7,680,441)				$7,510,310

CORPORATE BONDS - 42.3%	Coupon	Maturity	Principal Amount	Fair Value
AIR FREIGHT & LOGISTICS - 0.3%
United Parcel Services, Inc.	3.900%	04/01/25	$1,500,000	$1,628,537

AIRLINES - 0.2%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	554,210	549,968
Southwest Airlines Co.	2.650%	11/05/20	680,000	672,520
				1,222,488
AUTO PARTS - 0.3%
BorgWarner, Inc.	4.625%	09/15/20	1,500,000	1,511,732

BANKS - 5.9%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	490,662
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,011,882
Bank of America Corp.	3.300%	01/11/23	500,000	518,020
Bank of America Corp.	3.335%	01/25/23	1,000,000	999,439
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,065,388
Bank of America Corp.	2.456%	10/22/25	1,000,000	1,009,340
Bank of America Corp. (a)	4.271%	07/23/29	1,000,000	1,081,063
Bank of Montreal	3.300%	02/05/29	1,000,000	1,031,853
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	650,000	679,569
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	870,000
Capital One Financial Corp.	2.500%	05/12/20	1,000,000	999,570
Citigroup, Inc.	4.500%	01/14/22	1,250,000	1,297,708
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,028,169
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,807,051
Discover Bank/Greenwood DE	4.200%	08/08/23	1,255,000	1,321,325
Fifth Third Bank	3.650%	01/25/24	1,250,000	1,299,693
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,317,187
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	513,841
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,546,967
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,655,738
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,716,042

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKS - 5.9% (Continued)
Mitsubishi UFJ Financial Group	2.527%	09/13/23	$1,250,000	$1,239,231
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,782,348
National Bank of Canada (b)	2.150%	10/07/22	1,250,000	1,238,848
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,329,637
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,235,181
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,572,975
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,709,440
				34,368,167
BEVERAGES - 0.5%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	566,126
PepsiCo, Inc.	2.875%	03/19/25	2,000,000	2,076,636
				2,642,762
BIOTECHNOLOGY - 0.3%
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,002,898
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	811,026
				1,813,924
BUILDING MATERIALS - 0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,206,237

BUILDING MATERIALS & SERVICES - 0.1%
NVR, Inc.	3.950%	09/15/22	500,000	500,203

BUILDING PRODUCTS - 0.3%
Masco Corp.	3.500%	04/01/21	707,000	700,476
Owens Corning	4.200%	12/01/24	1,000,000	1,021,458
Owens Corning	3.950%	08/15/29	300,000	283,200
				2,005,134
CAPITAL MARKETS - 1.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	726,912
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,207,224
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,524,421
Goldman Sachs Group, Inc. (a)	4.223%	05/01/29	1,000,000	1,064,240
Morgan Stanley	3.125%	07/27/26	2,000,000	2,050,934
State Street Corp.	7.350%	06/15/26	1,000,000	1,254,641
				7,828,372
CHEMICALS - 1.1%
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,615,405

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 1.1% (Continued)
Ecolab, Inc.	4.800%	03/24/30	$140,000	$157,260
Ecolab, Inc.	5.500%	12/08/41	150,000	172,538
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,268,779
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	300,233
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	434,090
Nutrien Ltd.	5.875%	12/01/36	840,000	957,681
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,316,087
				6,222,073
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,202,951

CONSUMER FINANCE - 1.5%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	999,451
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,022,906
American Honda Finance Corp.	3.550%	01/12/24	357,000	368,437
Ford Motor Credit Co., LLC	3.157%	08/04/20	1,000,000	975,150
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,245,120
John Deere Capital Corp., CV	1.750%	03/09/27	250,000	240,324
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,293,133
Mastercard, Inc.	3.300%	03/26/27	197,000	214,636
Toyota Motor Credit Corp.	2.900%	03/30/23	1,735,000	1,745,549
Visa, Inc.	2.050%	04/15/30	500,000	499,275
				8,603,981
CONSUMER SERVICES - 1.3%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	1,113,227
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,888,493
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	597,466
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,145,000	2,485,871
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,578,688
Low Income Investment Fund	3.386%	07/01/26	115,000	125,918
				7,789,663
CONTAINERS & PACKAGING - 0.6%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,249,683
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,165,307
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,334,529
				3,749,519
DIVERSIFIED FINANCIAL SERVICES - 0.9%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	924,214

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 0.9% (Continued)
Brookfield Finance, Inc.	4.250%	06/02/26	$1,000,000	$1,048,658
GATX Corp.	4.350%	02/15/24	300,000	320,258
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,119,771
MSCI, Inc. (b)	5.750%	08/15/25	500,000	516,180
S&P Global, Inc.	4.000%	06/15/25	1,163,000	1,220,046
				5,149,127
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	4.100%	02/15/28	757,000	794,298
AT&T, Inc.	5.250%	03/01/37	500,000	583,345
AT&T, Inc.	4.750%	05/15/46	1,000,000	1,105,920
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,105,915
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,711,374
				5,300,852
EDUCATION - 1.1%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,653,056
President & Fellows of Harvard College	3.150%	07/15/46	2,500,000	2,514,147
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	1,997,733
				6,164,936
ELECTRIC UTILITIES - 3.4%
Caledonia Generating, LLC (b)	1.950%	02/28/22	213,381	213,721
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,965,859
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,286,376
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,193,012
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,432,508
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,035,539
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,416,781
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,882,513
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,189,085
NSTAR Electric Co.	3.950%	04/01/30	600,000	656,192
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,402,257
Pacificorp	8.080%	10/14/22	500,000	557,885
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	500,000
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,369,850
Public Service Colorado	3.700%	06/15/28	1,750,000	1,852,127
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	897,553

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 3.4% (Continued)
Southern California Edison	4.050%	03/15/42	$1,165,000	$1,212,362
				20,063,620
ELECTRICAL EQUIPMENT - 0.4%
Johnson Controls, Inc.	3.750%	12/01/21	14,000	13,823
Legrand S.A.	8.500%	02/15/25	1,000,000	1,347,127
Thomas & Betts Corp.	5.625%	11/15/21	720,000	772,335
				2,133,285
FOOD & STAPLES RETAILING - 0.7%
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	457,177	457,318
Coscto Wholesale Corp.	2.300%	05/18/22	1,000,000	1,013,479
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,130,965
Sysco Corp.	2.400%	02/15/30	1,750,000	1,436,014
				4,037,776
FOOD PRODUCTS - 2.1%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,260,351
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,555,905
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,607,348
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,612,453
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,281,266
Kellogg Co.	2.650%	12/01/23	1,250,000	1,258,718
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,595,257
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	998,057
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,421,211
				12,590,566
GAS UTILITIES - 0.3%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,306,350
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	289,152
				1,595,502
HEALTH CARE PROVIDERS & SERVICES - 0.5%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,337,054
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,542,326
				2,879,380
HOTELS, RESTAURANTS & LEISURE - 0.6%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	921,746
Marriott International, Inc.	3.600%	04/15/24	727,000	675,856
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	1,050,519

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HOTELS, RESTAURANTS & LEISURE - 0.6% (Continued)
Starbucks Corp.	2.450%	06/15/26	$1,000,000	$995,527
				3,643,648
HOUSEHOLD PRODUCTS - 0.1%
Procter & Gamble Co. (The)	3.600%	03/25/50	250,000	307,202

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	138,246	132,074
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	352,391	352,771
Solar Star Funding, LLC (b)	3.950%	06/30/35	292,000	273,571
Solar Star Funding, LLC (b)	5.375%	06/30/35	446,996	489,461
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	566,049	610,912
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	266,960	276,304
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	627,422	693,302
				2,828,395
INDUSTRIAL CONGLOMERATES - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	495,725
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	736,480
				1,232,205
INSURANCE - 4.7%
Aflac, Inc.	3.600%	04/01/30	313,000	317,018
Aflac, Inc.	4.000%	10/15/46	1,058,000	976,597
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,251,166
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,494,590
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,546,624
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	795,842
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	1,069,014
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,394,027
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,279,735
Kemper Corp.	4.350%	02/15/25	1,250,000	1,280,234
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,070,114
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,028,749
Met Life Global Funding (b)	1.950%	01/13/23	500,000	489,459
Met Life Global Funding (b)	3.600%	01/11/24	1,750,000	1,818,220
New York Life Global Funding (b)	2.900%	01/17/24	3,000,000	3,154,097
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,077,525
Principal Financial Group, Inc., CV	3.700%	05/15/29	1,250,000	1,289,795

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 4.7% (Continued)
Progressive Corp. (The)	3.200%	03/26/30	$500,000	$540,602
Prudential Financial, Inc.	1.500%	03/10/26	644,000	604,304
Prudential Financial, Inc. (a)	5.875%	09/15/42	750,000	727,500
Reinsurance Group of America, Inc., CV	3.900%	05/15/29	1,000,000	975,343
RLI Corp.	4.875%	09/15/23	1,000,000	1,052,289
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	1,050,000	1,096,993
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,355,426
				27,685,263
IT SERVICES - 0.6%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,003,482
Fiserv, Inc.	2.700%	06/01/20	1,000,000	996,887
IBM Corp.	3.300%	05/15/26	1,000,000	1,068,692
Xerox Corp.	4.070%	03/17/22	750,000	742,500
				3,811,561
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,289,517

MACHINERY - 0.2%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,075,811

MEDIA - 0.5%
Comcast Corp.	4.750%	03/01/44	500,000	634,971
Comcast Corp.	3.300%	04/01/27	500,000	536,798
Discovery Communications, Inc.	2.800%	06/15/20	1,000,000	997,660
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	469,483
				2,638,912
METALS & MINING - 0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,025,425
Nucor Corp.	4.125%	09/15/22	1,025,000	1,027,177
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,093,991
				3,146,593
MULTI-LINE RETAIL - 0.2%
Macy's Retail Holdings, Inc.	9.500%	04/15/21	135,000	125,385
Target Corp.	2.250%	04/15/25	1,000,000	1,020,213
				1,145,598

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MULTI-UTILITIES - 1.2%
Avangrid, Inc.	3.150%	12/01/24	$1,800,000	$1,790,213
Consolidated Edison Co.	3.350%	04/01/30	390,000	401,333
Duke Energy, LLC	3.450%	03/15/29	1,750,000	1,849,755
Puget Energy, Inc.	5.625%	07/15/22	750,000	749,932
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,119,905
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,340,412
				7,251,550
PAPER & FOREST PRODUCTS - 0.2%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	768,000
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	685,781
				1,453,781
PHARMACEUTICALS - 0.9%
AbbVie, Inc.	2.500%	05/14/20	1,000,000	1,000,069
AbbVie, Inc. (b)	2.950%	11/21/26	500,000	502,293
AstraZeneca Wilmington	7.000%	11/15/23	1,100,000	1,259,777
Bristol-Myers Squibb Co. (b)	2.875%	08/15/20	1,250,000	1,254,379
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,223,575
				5,240,093
PIPELINES - 0.6%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	846,548
Florida Gas Transmission Co., LLC (b)	4.350%	07/15/25	1,000,000	1,035,376
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	986,642
Oneok Partners, L.P.	4.900%	03/15/25	1,042,000	910,964
				3,779,530
PROFESSIONAL SERVICES - 0.2%
Experian Financial plc (b)	2.750%	03/08/30	470,000	448,568
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	970,853
				1,419,421
PUBLISHING - 0.2%
RELX Capital, Inc.	3.500%	03/16/23	1,200,000	1,249,440

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,532,293
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,373,346
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,279,392
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,440,875
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,319,925

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4% (Continued)
ESSEX Portfolio, L.P.	2.650%	03/15/32	$1,500,000	$1,330,886
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,783,136
Prologis, L.P.	2.250%	04/15/30	2,500,000	2,284,432
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,047,681
Vornado Realty, L.P.	3.500%	01/15/25	567,000	546,431
				13,938,397
ROAD & RAIL - 1.0%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,273,408
Canadian Pacific Railway Ltd.	2.050%	03/05/30	1,750,000	1,626,858
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,169,841
Ryder System, Inc.	2.500%	05/11/20	795,000	794,791
TTX Co. (b)	2.600%	06/15/20	1,000,000	997,032
TTX Co. (b)	4.600%	02/01/49	280,000	309,940
				6,171,870
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Intel Corp.	3.400%	03/25/25	300,000	327,299
Intel Corp.	3.734%	12/08/47	1,361,000	1,587,245
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	510,209
NVIDIA Corp.	2.850%	04/01/30	500,000	521,808
Texas Instruments, Inc.	1.375%	03/12/25	1,000,000	992,343
				3,938,904
SOFTWARE - 0.4%
Microsoft Corp.	4.450%	11/03/45	2,000,000	2,629,964

SPECIALTY RETAIL - 0.8%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	413,945
Gap, Inc. (The)	5.950%	04/12/21	1,000,000	910,988
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,050,240
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,005,976
TJX Cos., Inc. (The)	3.500%	04/15/25	1,250,000	1,277,710
				4,658,859
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,304,185
Apple, Inc.	3.000%	06/20/27	1,000,000	1,070,735

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4% (Continued)
Seagate HDD Cayman	4.250%	03/01/22	$107,000	$107,231
				2,482,151
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	495,000

TRANSPORTATION SERVICES - 0.5%
ERAC USA Finance, LLC (b)	2.700%	11/01/23	1,250,000	1,184,800
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	443,573
Penske Truck Leasing (b)	3.450%	07/01/24	1,250,000	1,269,082
				2,897,455

TOTAL CORPORATE BONDS (COST $240,649,100)				$248,621,907

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	$850,000	$850,178
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	980,000	985,929
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	1,650,000	1,686,152
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	950,000	973,171
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	980,000	987,164
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	400,000	402,860
TOTAL CORPORATE NOTES (COST $5,810,000)				$5,885,454

FOREIGN GOVERNMENTS - 8.7%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.3%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	$325,000	$315,659
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,514,282
BNG Bank N.V. (b)	3.125%	11/08/21	1,500,000	1,562,376
BNG Bank N.V. (b)	1.500%	10/16/24	1,500,000	1,548,513
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,257,187
KFW	1.875%	11/30/20	1,450,000	1,461,773
KFW	2.000%	11/30/21	1,000,000	1,024,977
KFW	2.000%	09/29/22	1,500,000	1,552,274
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	1,003,245
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	1,064,396

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 8.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.3% (Continued)
Kommunivest I Sverige AB (b)	1.875%	06/01/21	$2,000,000	$2,027,782
Korea East-West Power Co. (b)	3.875%	07/19/23	147,000	156,444
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	1,011,229
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	972,930
Nederlandse Waterschapsbank N.V. (b)	2.125%	11/15/21	1,500,000	1,535,502
Svensk Exportkredit AB	1.875%	06/23/20	1,250,000	1,252,487
				19,261,056
SUPRANATIONAL - 5.4%
African Development Bank	3.000%	12/06/21	1,000,000	1,038,751
African Development Bank	0.750%	04/03/23	1,000,000	1,000,018
Asian Development Bank	2.125%	03/19/25	1,000,000	1,065,517
Asian Development Bank	3.125%	09/26/28	1,000,000	1,169,895
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,521,945
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,305,282
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	208,036
European Investment Bank	2.500%	10/15/24	1,000,000	1,082,317
European Investment Bank (b)	2.875%	06/13/25	1,000,000	1,108,337
European Investment Bank	2.125%	04/13/26	1,000,000	1,083,018
European Investment Bank	2.375%	05/24/27	1,000,000	1,101,638
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,119,377
Inter-American Development Bank	0.875%	04/01/25	1,000,000	1,006,387
Inter-American Development Bank	4.375%	01/24/44	3,000,000	4,661,501
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	534,058
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,129,035
International Development Association (b)	2.750%	04/24/23	5,000,000	5,348,505
International Finance Corp.	2.000%	10/24/22	2,000,000	2,074,141
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,488,700
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,024,317
				32,070,775

TOTAL FOREIGN GOVERNMENTS (COST $47,913,201)				$51,331,831

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.7%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 7.2%
FHLB	3.375%	06/12/20	$1,000,000	$1,005,995
FHLB	3.250%	11/16/28	12,500,000	14,774,312
FHLB	5.500%	07/15/36	17,120,000	26,441,204
				42,221,511
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.1%
FHLMC	5.000%	12/01/21	18,101	18,998
FHLMC	5.500%	04/01/22	9,833	10,083
FHLMC	4.000%	11/01/24	193,694	203,687
FHLMC	4.000%	10/01/25	92,302	97,112
FHLMC	2.875%	04/25/26	3,000,000	3,313,591
FHLMC	6.000%	04/01/27	90,335	99,963
FHLMC	2.500%	10/01/27	565,918	587,583
FHLMC	2.738%	04/25/29	2,396,775	2,602,814
FHLMC	2.412%	08/25/29	3,000,000	3,320,262
FHLMC	7.000%	02/01/30	18,570	18,630
FHLMC	7.500%	07/01/30	118,748	135,585
FHLMC	7.000%	03/01/31	45,194	52,712
FHLMC	6.250%	07/15/32	5,550,000	8,591,000
FHLMC	3.000%	11/01/32	763,558	812,751
FHLMC	3.000%	11/01/32	1,089,882	1,159,724
FHLMC	5.500%	11/01/33	38,392	43,230
FHLMC (H15T1Y + 2.231) (a)	4.731%	05/01/34	17,013	17,170
FHLMC (H15T1Y + 2.231) (a)	4.731%	05/01/34	49,293	49,648
FHLMC	5.000%	07/01/35	81,202	90,268
FHLMC	4.500%	10/01/35	142,396	155,815
FHLMC	5.500%	03/01/36	41,692	47,239
FHLMC	5.500%	06/01/36	53,427	60,483
FHLMC	6.000%	06/01/36	46,091	51,871
FHLMC	5.500%	12/01/36	46,673	52,910
FHLMC	6.000%	08/01/37	26,542	30,582
FHLMC	5.000%	03/01/38	238,361	265,136
FHLMC	4.500%	06/01/39	276,927	303,078
FHLMC	5.000%	06/01/39	382,210	423,528
FHLMC	4.500%	07/01/39	286,213	313,379
FHLMC	4.500%	11/01/39	264,940	290,039
FHLMC	4.500%	09/01/40	420,393	460,059
FHLMC	4.500%	05/01/41	818,507	896,212
FHLMC	4.500%	07/01/41	848,705	928,636

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.1% (Continued)
FHLMC	5.000%	09/01/41	$356,079	$394,569
FHLMC	3.500%	10/01/41	571,148	612,199
FHLMC	4.000%	10/01/41	459,507	496,223
FHLMC	3.500%	02/01/42	823,724	882,729
FHLMC	4.000%	02/01/42	235,463	254,280
FHLMC	3.500%	06/01/42	1,013,856	1,087,970
FHLMC	3.500%	06/01/42	986,732	1,058,436
FHLMC	3.500%	08/01/42	1,044,032	1,120,082
FHLMC	3.000%	11/01/42	1,760,521	1,861,356
FHLMC	3.000%	01/01/43	1,044,408	1,104,210
FHLMC	3.000%	05/01/43	1,492,890	1,578,098
FHLMC	3.500%	10/01/44	1,232,257	1,317,600
FHLMC	3.500%	11/01/44	1,106,194	1,181,449
FHLMC	3.500%	04/01/45	1,343,880	1,431,524
FHLMC	3.000%	05/01/46	2,070,707	2,187,722
FHLMC	3.000%	12/01/46	3,664,307	3,868,422
FHLMC	3.500%	03/01/48	4,117,528	4,413,120
FHLMC	3.500%	03/01/49	3,194,753	3,370,273
FHLMC	3.500%	07/01/49	5,329,164	5,620,716
				59,344,756
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.3%
FNMA	3.500%	07/01/20	5,586	5,868
FNMA	5.500%	06/01/22	18,943	19,485
FNMA	2.890%	07/01/22	2,298,508	2,394,239
FNMA	2.000%	10/05/22	3,500,000	3,626,412
FNMA	2.190%	01/01/23	1,913,989	1,973,858
FNMA	2.670%	12/01/23	2,358,650	2,480,601
FNMA (a)	2.561%	07/25/24	3,000,000	3,123,409
FNMA	2.625%	09/06/24	5,750,000	6,271,245
FNMA	2.890%	12/01/24	4,000,000	4,282,659
FNMA	3.080%	12/01/24	2,265,133	2,449,781
FNMA	2.710%	01/01/25	4,500,000	4,785,260
FNMA	5.000%	04/01/25	59,353	63,929
FNMA	5.000%	07/01/25	45,431	48,938
FNMA	3.500%	10/01/25	96,371	101,450
FNMA	5.000%	10/01/25	64,025	69,017

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.3% (Continued)
FNMA	5.500%	11/01/25	$19	$20
FNMA	4.000%	03/01/26	375,629	396,097
FNMA	2.910%	04/01/26	3,000,000	3,271,051
FNMA	2.125%	04/24/26	2,000,000	2,152,914
FNMA	8.500%	09/01/26	8,944	9,023
FNMA (a)	2.801%	09/25/26	710,516	728,309
FNMA	2.746%	04/25/27	562,304	582,171
FNMA	2.500%	09/01/27	672,971	698,646
FNMA	2.500%	11/01/27	995,337	1,033,221
FNMA (a)	2.945%	11/25/27	861,764	919,205
FNMA	2.500%	01/01/28	670,682	696,253
FNMA (a)	2.803%	01/25/28	4,728,792	5,039,083
FNMA	3.325%	06/25/28	2,000,000	2,297,601
FNMA	6.625%	11/15/30	6,750,000	10,253,748
FNMA	2.000%	01/01/32	2,411,367	2,483,391
FNMA	3.000%	12/01/32	1,122,094	1,190,851
FNMA	6.000%	10/01/33	34,601	39,830
FNMA	5.500%	02/01/34	42,519	47,994
FNMA (H15T1Y + 2.205) (a)	4.105%	05/01/34	34,264	34,897
FNMA	6.000%	11/01/34	98,635	113,561
FNMA	5.500%	01/01/35	60,250	68,025
FNMA	2.500%	02/01/35	3,939,381	4,087,122
FNMA	5.000%	10/01/35	83,432	92,693
FNMA	5.500%	10/01/35	109,262	123,827
FNMA	6.000%	10/01/35	57,180	65,831
FNMA	5.500%	06/01/36	34,835	39,370
FNMA	6.000%	06/01/36	28,594	32,802
FNMA	5.500%	11/01/36	36,570	41,329
FNMA (12MO LIBOR + 1.631) (a)	3.565%	05/01/37	27,524	27,695
FNMA	5.625%	07/15/37	2,750,000	4,329,480
FNMA	4.500%	09/01/40	256,989	281,486
FNMA	4.500%	10/01/40	265,818	291,259
FNMA	4.000%	12/01/40	697,055	753,325
FNMA	4.000%	01/01/41	456,995	493,870
FNMA	3.500%	02/01/41	697,731	748,344
FNMA	4.000%	10/01/41	393,474	425,273
FNMA	4.000%	11/01/41	401,856	434,377

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.3% (Continued)
FNMA	4.000%	12/01/41	$515,225	$556,836
FNMA	4.000%	12/01/41	1,006,175	1,087,843
FNMA	4.000%	01/01/42	1,224,201	1,329,964
FNMA	3.500%	05/01/42	844,883	906,100
FNMA	3.000%	06/01/42	1,435,449	1,517,152
FNMA	3.000%	08/01/42	1,192,092	1,259,720
FNMA	3.000%	08/01/42	1,223,502	1,293,027
FNMA	3.500%	12/01/42	1,286,952	1,380,310
FNMA	3.000%	06/01/43	1,241,227	1,312,020
FNMA	4.000%	12/01/44	1,636,765	1,785,589
FNMA	3.500%	05/01/45	1,614,494	1,730,190
FNMA	3.000%	04/01/46	1,994,483	2,107,359
FNMA	3.500%	11/01/46	3,158,859	3,364,186
FNMA	4.000%	10/01/48	3,137,020	3,349,403
FNMA	4.000%	11/01/48	3,824,226	4,076,040
FNMA	3.500%	05/01/49	2,934,981	3,096,465
FNMA	4.000%	06/01/49	3,839,347	4,086,916
FNMA	3.000%	09/01/49	4,711,817	4,936,564
FNMA	3.000%	09/01/49	4,707,785	4,933,337
FNMA	3.000%	10/01/49	4,805,930	5,035,119
				125,164,265
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (d)
GNMA	7.000%	12/20/30	15,974	18,898
GNMA	7.000%	10/20/31	11,593	13,680
GNMA	7.000%	03/20/32	44,941	54,568
GNMA (a)	3.375%	01/20/34	36,559	37,645
GNMA	5.500%	10/20/38	9,697	10,338
GNMA	6.500%	11/20/38	6,956	7,864
GNMA	2.250%	04/16/42	159,304	159,057
				302,050
OVERSEAS PRIVATE INVESTMENT CORPORATION - 1.0%
OPIC	0.000%	06/21/23	1,000,000	1,038,140
OPIC (a)	7.320%	09/15/26	1,000,000	1,000,000
OPIC	3.280%	09/15/29	1,000,851	1,109,924
OPIC	3.540%	06/15/30	602,950	678,795
OPIC	3.520%	09/20/32	892,857	1,020,602

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
OVERSEAS PRIVATE INVESTMENT CORPORATION - 1.0% (Continued)
OPIC	3.820%	06/01/33	$879,474	$1,036,447
				5,883,908
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 265) (a)	2.100%	02/25/32	164,337	163,546

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 1.9%
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	1,002,490
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,057,534
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	2,032,365
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,548,162
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,584,244
				11,224,795
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,024,304

TOTAL U.S. GOVERNMENT AGENCIES (COST $226,845,935)				$245,329,135

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3	3.391%	05/15/45	$937,425	$945,657
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/15/45	993,930	979,927
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,968,301)				$1,925,584

MONEY MARKET FUNDS - 1.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (e) (COST $9,001,065)	9,001,065	$9,001,065

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.6%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Shares (COST $4,199,236)	530,984	$3,212,452

TOTAL INVESTMENTS - (COST $556,579,339) - 99.4%		$584,757,956

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		3,208,408

NET ASSETS - 100.0%		$587,966,364

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2020, these securities were valued at $172,131,610 or 29.3% of net assets.
(c)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$850,000	$850,178	0.1%
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	980,000	985,929	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,686,152	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	973,171	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	987,164	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	402,860	0.1%
Spruce ABS Trust, 4.320%, 06/15/28	06/17/16	133,607	135,555	0.0	%(d)
		$5,943,607	$6,021,009	1.0%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of March 31, 2020.

CV - Convertible Security

GMTN - Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR - London Interbank Offered Rate

plc - Public Liability Company

T - U.S. Treasury Note

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2020 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Fair Value
AUSTRALIA - 3.6%
BANKS - 0.9%
Australia & New Zealand Banking Group Ltd. (a)	22,429	$235,172
Commonwealth Bank of Australia (a)	24,593	927,696
Commonwealth Bank of Australia - ADR	1,887	72,404
National Australia Bank Ltd. (a)	12,131	124,412
National Australia Bank Ltd. - ADR	63,688	324,809
Westpac Banking Corp. - ADR	56,293	577,003
		2,261,496
BIOTECHNOLOGY - 0.7%
CSL Ltd. (a)	3,640	659,688
CSL Ltd. - ADR	9,920	906,688
		1,566,376
CAPITAL MARKETS - 0.2%
Macquarie Group Ltd. (a)	7,209	383,854
Macquarie Group Ltd. - ADR	2,747	145,454
		529,308
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Brambles Ltd. (a)	31,975	206,634

DIVERSIFIED FINANCIAL SERVICES - 0.0% (b)
Challenger Ltd. (a)	32,560	79,515

ENERGY EQUIPMENT & SERVICES - 0.0% (b)
Worley Ltd. (a)	26,610	98,725

FOOD & STAPLES RETAILING - 0.5%
Wesfarmers Ltd. (a)	27,216	576,589
Woolworths Group Ltd. (a)	27,413	596,006
		1,172,595
GAS UTILITIES - 0.1%
APA Group (a)	53,069	336,691

INSURANCE - 0.1%
Suncorp Group Ltd. (a)	61,916	343,762

METALS & MINING - 0.3%
BlueScope Steel Ltd. (a)	26,135	136,801

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
AUSTRALIA - 3.6% (Continued)
METALS & MINING - 0.3% (Continued)
Fortescue Metals Group Ltd. (a)	59,033	$361,690
Newcrest Mining Ltd. (a)	7,341	100,790
Newcrest Mining Ltd. - ADR	4,267	58,373
		657,654
OIL, GAS & CONSUMABLE FUELS - 0.4%
Caltex Australia Ltd. (a)	12,813	172,974
Origin Energy Ltd. (a)	114,704	308,170
Woodside Petroleum Ltd. (a)	27,937	309,936
Woodside Petroleum Ltd. - ADR	5,235	57,692
		848,772
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Lendlease Group (a)	19,196	120,329

TRANSPORTATION INFRASTRUCTURE - 0.2%
Transurban Group (a)	69,596	518,284
TOTAL AUSTRALIA		8,740,141

AUSTRIA - 0.4%
BANKS - 0.1%
Erste Group Bank AG (a)	4,355	79,669
Erste Group Bank AG - ADR	7,750	79,046
		158,715
OIL, GAS & CONSUMABLE FUELS - 0.3%
OMV AG (a)	26,062	712,686
OMV AG - ADR	4,327	116,916
		829,602
TOTAL AUSTRIA		988,317

BELGIUM - 0.5%
BANKS - 0.2%
KBC Group N.V.	4,242	196,439
KBC Group N.V. - ADR	6,112	136,970
		333,409
BIOTECHNOLOGY - 0.1%
Galapagos N.V. (c)	1,280	250,777

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
BELGIUM - 0.5% (Continued)
PHARMACEUTICALS - 0.2%
UCB S.A. (a)	6,260	$535,207
TOTAL BELGIUM		1,119,393

BERMUDA - 0.8%
BANKS - 0.4%
Credicorp Ltd.	6,602	944,548

ELECTRIC UTILITIES - 0.1%
CK Infrastructure Holdings Ltd. (a)	41,518	219,794

HOUSEHOLD DURABLES - 0.1%
Haier Electronics Group Co. Ltd. (a)	102,769	271,299

INDUSTRIAL CONGLOMERATES - 0.2%
Jardine Matheson Holdings Ltd. (a)	4,751	239,127
Jardine Matheson Holdings Ltd. - ADR	3,618	179,996
		419,123
TOTAL BERMUDA		1,854,764

BRAZIL - 1.0%
BANKS - 0.4%
Banco Bradesco S.A. - ADR	151,711	615,947
Banco do Brasil S.A. - ADR	47,432	254,235
Banco Santander Brasil S.A. - ADR	29,881	154,485
		1,024,667
ELECTRIC UTILITIES - 0.1%
Companhia Energética de Minas Gerais - ADR	203,263	345,547

METALS & MINING - 0.1%
Companhia Siderurgica Nacional S.A. - ADR	195,671	256,329
Gerdau S.A. - ADR	3,354	6,406
		262,735
OIL, GAS & CONSUMABLE FUELS - 0.1%
Ultrapar Participacoes S.A. - ADR	51,008	123,950

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
BRAZIL - 1.0% (Continued)
PAPER & FOREST PRODUCTS - 0.1%
Suzano S.A.	43,126	$296,276

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	37,193	274,484

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
TIM Participacoes S.A. - ADR	13,587	165,218
TOTAL BRAZIL		2,492,877

CANADA - 6.3%
AUTO COMPONENTS - 0.2%
Magna International, Inc.	11,409	364,175

BANKS - 1.7%
Bank of Montreal	7,625	383,233
Bank of Nova Scotia (The)	19,252	781,631
Canadian Imperial Bank of Commerce	10,467	606,772
Royal Bank of Canada	21,374	1,315,570
Toronto-Dominion Bank (The)	23,360	990,230
		4,077,436
CHEMICALS - 0.4%
Methanex Corp.	33,527	408,024
Nutrien Ltd.	13,857	470,306
		878,330
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurant Brands International, Inc.	13,270	531,198

INSURANCE - 0.4%
Manulife Financial Corp.	37,140	465,736
Sun Life Financial, Inc.	13,425	430,808
		896,544
IT SERVICES - 0.2%
CGI, Inc. (c)	9,434	513,304

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CANADA - 6.3% (Continued)
MEDIA - 0.2%
Shaw Communications, Inc. - Class B	26,656	$431,827

METALS & MINING - 0.4%
Agnico Eagle Mines Ltd.	1,497	59,566
Franco-Nevada Corp.	826	82,203
Kinross Gold Corp. (c)	46,915	186,722
Teck Resources Ltd. - Class B	24,575	185,787
Wheaton Precious Metals Corp.	15,252	419,887
		934,165
OIL, GAS & CONSUMABLE FUELS - 1.1%
Cenovus Energy, Inc.	51,157	103,337
Enbridge, Inc.	40,618	1,181,578
Suncor Energy, Inc.	91,421	1,444,452
		2,729,367
PROFESSIONAL SERVICES - 0.2%
Thomson Reuters Corp.	6,365	431,929

ROAD & RAIL - 0.7%
Canadian National Railway Co.	15,841	1,229,737
Canadian Pacific Railway Ltd.	2,431	533,823
		1,763,560
SOFTWARE - 0.3%
BlackBerry Ltd. (c)	50,212	207,376
Open Text Corp.	14,935	521,530
		728,906
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Gildan Activewear, Inc.	24,811	316,588

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Rogers Communications, Inc. - Class B	12,894	535,488
TOTAL CANADA		15,132,817

CAYMAN ISLANDS - 7.2%
AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc. - ADR	19,738	522,662

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 7.2% (Continued)
BIOTECHNOLOGY - 0.0% (b)
BeiGene Ltd. - ADR (c)	1,070	$131,728

DIVERSIFIED CONSUMER SERVICES - 0.5%
New Oriental Education & Technology Group, Inc. - ADR (c)	4,899	530,268
TAL Education Group - ADR (c)	11,601	617,869
		1,148,137
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Sunny Optical Technology Group Co. Ltd. (a)	29,300	387,581

ENTERTAINMENT - 0.2%
NetEase, Inc. - ADR	1,850	593,776

FOOD PRODUCTS - 0.1%
Uni-President China Holdings Ltd. (a)	201,000	194,267

GAS UTILITIES - 0.2%
ENN Energy Holdings Ltd. (a)	45,495	440,726

HOTELS, RESTAURANTS & LEISURE - 0.1%
Huazhu Group Ltd. - ADR	7,076	203,294

INTERACTIVE MEDIA & SERVICES - 2.3%
Autohome, Inc. - ADR (c)	2,855	202,762
Baidu, Inc. - ADR (c)	6,647	669,951
JOYY, Inc. - ADR (c)	3,275	174,426
SINA Corp. (c)	5,481	174,515
Tencent Holdings Ltd. - ADR	87,862	4,313,146
Weibo Corp. - ADR (c)	4,282	141,777
		5,676,577
INTERNET & DIRECT MARKETING RETAIL - 2.6%
Alibaba Group Holdings Ltd. - ADR (c)	25,360	4,932,013
Baozun, Inc. - ADR (c)	5,206	144,883
JD.com, Inc. - ADR (c)	17,338	702,189
Trip.com Group Ltd. (c)	13,865	325,134
Vipshop Holdings Ltd. - ADR (c)	15,804	246,226
		6,350,445

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 7.2% (Continued)
IT SERVICES - 0.1%
GDS Holdings Ltd. - ADR (c)	4,041	$234,257

PERSONAL PRODUCTS - 0.2%
Hengan International Group Co. Ltd. (a)	51,000	380,933

PROFESSIONAL SERVICES - 0.1%
51job, Inc. - ADR (c)	3,067	188,283

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Wharf Real Estate Investment Co. Ltd. (a)	111,565	455,072

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Shenzhou International Group Holdings Ltd.	44,000	467,659
TOTAL CAYMAN ISLANDS		17,375,397

CHILE - 0.3%
AIRLINES - 0.1%
Latam Airlines Group S.A. - ADR	52,198	138,325

BEVERAGES - 0.0% (b)
Embotelladora Andina S.A. - Class B - ADR	6,720	82,857

CHEMICALS - 0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	6,049	136,405

ELECTRIC UTILITIES - 0.1%
Enel Americas S.A. - ADR	53,811	326,095
TOTAL CHILE		683,682

CHINA - 3.6%
AUTOMOBILES - 0.1%
BYD Co. Ltd. - ADR	7,652	80,423
BYD Co. Ltd. - H Shares	14,500	75,748
		156,171

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CHINA - 3.6% (Continued)
BANKS - 1.8%
Bank of China Ltd. - H Shares (a)	2,743,000	$1,044,173
China Construction Bank Corp. - ADR	69,587	1,126,614
China Construction Bank Corp. - H Shares (a)	731,000	594,198
China Merchants Bank Co. Ltd. - H Shares (a)	143,570	642,307
Industrial & Commercial Bank of China Ltd. - H Shares (a)	1,364,000	930,503
		4,337,795
CAPITAL MARKETS - 0.1%
Noah Holdings Ltd. - ADR (c)	5,436	140,575

CHEMICALS - 0.1%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	9,404	230,116

ELECTRICAL EQUIPMENT - 0.1%
Zhuzhou CRRC Times Electric Co. Ltd. - H Shares (a)	88,200	261,280

ENTERTAINMENT - 0.0% (b)
iQIYI, Inc. - ADR (c)	7,298	129,904

INSURANCE - 0.8%
China Life Insurance Co. Ltd. - ADR	42,077	410,672
Ping An Insurance Group Co. of China Ltd. - ADR	33,826	666,034
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	83,701	817,455
		1,894,161
INTERACTIVE MEDIA & SERVICES - 0.1%
58.com, Inc. - ADR (c)	6,488	316,095

MACHINERY - 0.0% (b)
Sinotruk Hong Kong Ltd. (a)	79,000	129,769

OIL, GAS & CONSUMABLE FUELS - 0.3%
PetroChina Co. Ltd. - H Shares (a)	1,732,000	627,753

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
China Vanke Co. Ltd. - H Shares (a)	90,674	295,316

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CHINA - 3.6% (Continued)
ROAD & RAIL - 0.0% (b)
Guangshen Railway Co. Ltd. - ADR	8,797	$93,952

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Legend Holdings Corp. - H Shares (a)	135,700	165,945
TOTAL CHINA		8,778,832

COLOMBIA - 0.4%
OIL, GAS & CONSUMABLE FUELS - 0.4%
Ecopetrol S.A. - ADR	112,834	1,073,051

DENMARK - 1.6%
BIOTECHNOLOGY - 0.1%
Genmab A/S (a)(c)	932	187,239

ELECTRIC UTILITIES - 0.1%
Orsted A/S (a)	2,157	211,198

ELECTRICAL EQUIPMENT - 0.2%
Vestas Wind Systems A/S (a)	5,374	437,328

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Coloplast A/S - Series B (a)	3,561	516,520

MARINE - 0.1%
A.P. Moller-Maerska A/S - Series B (a)	274	242,902

PHARMACEUTICALS - 0.8%
Novo Nordisk A/S - ADR	32,036	1,928,567

ROAD & RAIL - 0.1%
DSV Panalpina A/S (a)	4,551	413,883
TOTAL DENMARK		3,937,637

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
FINLAND - 0.7%
COMMUNICATIONS EQUIPMENT - 0.2%
Nokia OYJ - ADR	129,575	$401,682

MACHINERY - 0.2%
Kone OYJ - Class B (a)	8,254	461,874

OIL, GAS & CONSUMABLE FUELS - 0.1%
Neste OYJ (a)	9,891	328,598

PAPER & FOREST PRODUCTS - 0.1%
Stora Enso OYJ - ADR	29,892	299,518

PHARMACEUTICALS - 0.1%
Orion OYJ - Class B (a)(c)	5,155	209,628
TOTAL FINLAND		1,701,300

FRANCE - 6.3%
AUTO COMPONENTS - 0.3%
Cie Generale des Etablissements Michelin (a)	1,074	93,994
Cie Generale des Etablissements Michelin - ADR	25,215	446,305
Valeo S.A. (a)	3,635	59,117
Valeo S.A. - ADR	13,056	105,525
		704,941
AUTOMOBILES - 0.1%
Renault S.A. (a)	13,908	264,114

BANKS - 0.2%
Societe Generale S.A. (a)	16,978	277,922
Societe Generale S.A. - ADR	33,700	109,356
		387,278
BUILDING PRODUCTS - 0.1%
Cie de Saint-Gobain (a)	13,938	334,191

CHEMICALS - 0.6%
Air Liquide S.A. (a)	10,399	1,326,383
Air Liquide S.A. - ADR	3,602	91,293
		1,417,676

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
FRANCE - 6.3% (Continued)
CONSTRUCTION & ENGINEERING - 0.5%
Bouygues S.A. (a)	14,287	$414,306
Vinci S.A. (a)	1,494	121,980
Vinci S.A. - ADR	34,082	694,591
		1,230,877
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Orange S.A. (a)	2,959	35,798
Orange S.A. - ADR	14,524	175,450
		211,248
ELECTRICAL EQUIPMENT - 0.8%
Legrand S.A. (a)	17,254	1,099,646
Schneider Electric SE (a)	9,145	772,366
		1,872,012
ENTERTAINMENT - 0.2%
Vivendi S.A. (a)	12,138	256,441
Vivendi S.A. - ADR	11,623	251,521
		507,962
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (b)
Unibail-Rodamco-Westfield SE (a)	45,646	120,172

FOOD PRODUCTS - 0.6%
Danone S.A. - ADR	109,265	1,391,490

HOTELS, RESTAURANTS & LEISURE - 0.1%
Sodexo S.A. (a)	2,901	194,667
TUI AG (a)(c)	30,685	136,091
		330,758
INSURANCE - 0.3%
AXA S.A. (a)	4,355	73,682
AXA S.A. - ADR	34,977	604,752
		678,434
IT SERVICES - 0.1%
Capgemini SE (a)	2,481	207,158
Capgemini SE - ADR	6,425	107,041
		314,199
MEDIA - 0.1%
Publicis Groupe S.A. (a)	8,339	238,136

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
FRANCE - 6.3% (Continued)
MULTI-LINE RETAIL - 0.3%
Kering S.A. (a)	1,378	$717,953

MULTI-UTILITIES - 0.2%
Veolia Environnement S.A. (a)	14,792	312,179
Veolia Environnement S.A. - ADR	10,398	220,646
		532,825
PERSONAL PRODUCTS - 0.8%
L'Oreal S.A. (a)	1,380	356,884
L'Oreal S.A. - ADR	28,485	1,495,462
		1,852,346
PROFESSIONAL SERVICES - 0.1%
Teleperformance (a)	1,454	300,916

SOFTWARE - 0.2%
Dassault Systemes SE (a)	2,261	329,831
Dassault Systemes SE - ADR	745	110,260
		440,091
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
EssilorLuxottica S.A. (a)	4,835	511,510
EssilorLuxottica S.A. - ADR	2,486	133,200
Hermes International SCA (a)	882	599,660
		1,244,370
WATER UTILITIES - 0.1%
Suez Environnement SA (a)	14,045	142,579
TOTAL FRANCE		15,234,568

GERMANY - 5.1%
AIR FREIGHT & LOGISTICS - 0.3%
Deutsche Post AG (a)	10,161	272,193
Deutsche Post AG - ADR	14,832	401,947
		674,140
AUTOMOBILES - 0.5%
Bayerische Motoren Werke AG (a)	6,809	347,326
Bayerische Motoren Werke AG - ADR	21,392	365,803

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
GERMANY - 5.1% (Continued)
AUTOMOBILES - 0.5% (Continued)
Daimler AG (a)	18,669	$557,105
Daimler AG - ADR	5,116	38,012
		1,308,246
CAPITAL MARKETS - 0.3%
Deutsche Boerse AG (a)	3,878	532,365
Deutsche Boerse AG - ADR	15,060	203,611
		735,976
CHEMICALS - 0.7%
BASF SE - ADR	71,684	838,703
Covestro AG (a)	12,037	365,019
Symrise AG (a)	4,764	440,373
		1,644,095
CONSTRUCTION & ENGINEERING - 0.1%
Hochtief AG (a)	2,758	180,950

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Deutsche Telekom AG (a)(c)	28,251	364,593
Deutsche Telekom AG - ADR (c)	30,797	398,513
		763,106
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Fresenius Medical Care AG & Co. KGaA - ADR	14,198	465,694

HOUSEHOLD PRODUCTS - 0.2%
Henkel AG & Co. KGaA (a)	7,174	526,581

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Uniper SE (a)	10,357	254,205

INDUSTRIAL CONGLOMERATES - 0.1%
Siemens AG (a)	3,139	262,642

INSURANCE - 0.8%
Allianz SE (c)	76,050	1,289,047
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	337,940
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	374,740
		2,001,727

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
GERMANY - 5.1% (Continued)
IT SERVICES - 0.1%
Wirecard AG (a)	2,182	$245,657

MULTI-UTILITIES - 0.1%
RWE AG (a)	10,543	275,504

PHARMACEUTICALS - 0.2%
Merck KGaA (a)	5,369	541,648

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Deutsche Wohnen SE (a)	9,595	363,358
Vonovia SE (a)	11,640	578,568
		941,926
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG (a)	8,173	117,893
Infineon Technologies AG - ADR	12,109	175,580
		293,473
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
adidas AG (a)	1,513	335,668
adidas AG - ADR	2,402	267,751
Puma SE (a)	3,914	229,790
		833,209
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Brenntag AG (a)	9,594	348,302
TOTAL GERMANY		12,297,081

HONG KONG - 2.6%
BANKS - 0.1%
BOC Hong Kong Holdings Ltd. (a)	74,659	204,943
BOC Hong Kong Holdings Ltd. - ADR	1,754	96,194
		301,137
CAPITAL MARKETS - 0.3%
Hong Kong Exchanges & Clearing Ltd. (a)	23,478	703,393

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
AAC Technologies Holdings, Inc. (a)	66,351	338,362

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
HONG KONG - 2.6% (Continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3% (Continued)
Kingboard Laminates Holdings Ltd. (a)	233,000	$213,198
		551,560
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
China Resources Power Holdings Co. Ltd. (a)	230,000	252,253

INSURANCE - 0.7%
AIA Group Ltd. (a)	57,569	515,516
AIA Group Ltd. - ADR	33,469	1,204,549
		1,720,065
METALS & MINING - 0.1%
Zhaojin Mining Industry Co. Ltd. - H Shares (a)	265,500	266,812

PAPER & FOREST PRODUCTS - 0.1%
Nine Dragons Paper Holdings Ltd. (a)	301,000	272,715

PHARMACEUTICALS - 0.1%
CSPC Pharmaceutical Group Ltd. (a)	148,000	291,132

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Henderson Land Development Co. Ltd. (a)	108,265	409,776
Sun Hung Kai Properties Ltd. (a)	41,037	536,526
Sun Hung Kai Properties Ltd. - ADR	11,174	146,044
Swire Pacific Ltd. - Class A (a)	42,879	272,959
Swire Properties Ltd. (a)	150	419
Wharf Holdings Ltd. (The) (a)	164,000	288,239
		1,653,963
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Lenovo Group Ltd. (a)	462,000	244,744
TOTAL HONG KONG		6,257,774

HUNGARY - 0.0% (b)
OIL, GAS & CONSUMABLE FUELS - 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR	6,368	18,021

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
INDIA - 2.2%
BANKS - 1.0%
HDFC Bank Ltd. - ADR	33,194	$1,276,641
ICICI Bank Ltd. - ADR	137,979	1,172,822
		2,449,463
IT SERVICES - 0.8%
Infosys Ltd. - ADR	131,043	1,075,863
Wipro Ltd. - ADR	287,670	891,777
		1,967,640
PHARMACEUTICALS - 0.4%
Dr. Reddy's Laboratories Ltd. - ADR	22,781	918,758
TOTAL INDIA		5,335,861

INDONESIA - 0.4%
BANKS - 0.1%
Bank Mandiri Persero Tbk PT - ADR	65,383	360,914

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Telekomunikasi Indonesia Persero Tbk PT - ADR	36,434	701,355
TOTAL INDONESIA		1,062,269

IRELAND - 0.3%
CONSTRUCTION MATERIALS - 0.3%
CRH plc - ADR	22,204	595,956
James Hardie Industries plc (a)	14,268	165,626
TOTAL IRELAND		761,582

ISRAEL - 0.6%
CHEMICALS - 0.1%
Israel Chemicals Ltd.	39,641	121,698

SOFTWARE - 0.5%
Check Point Software Technologies Ltd. (c)	4,973	499,985
CyberArk Software Ltd. (c)	2,671	228,531

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
ISRAEL - 0.6% (Continued)
SOFTWARE - 0.5% (Continued)
Nice Ltd. (c)	3,402	$488,391
		1,216,907
TOTAL ISRAEL		1,338,605

ITALY - 1.1%
AUTOMOBILES - 0.0% (b)
Fiat Chrysler Automobiles N.V. (a)	3,969	28,312

BANKS - 0.4%
Intesa Sanpaolo SpA (a)	229,067	370,359
Intesa Sanpaolo SpA - ADR	19,735	193,995
UniCredit SpA (a)	61,273	473,678
		1,038,032
ELECTRIC UTILITIES - 0.4%
Enel SpA (a)	125,271	863,434

INSURANCE - 0.2%
Assicurazioni Generali SpA (a)	30,654	414,882

OIL, GAS & CONSUMABLE FUELS - 0.1%
Snam SpA (a)	47,840	218,475
TOTAL ITALY		2,563,135

JAPAN - 17.2%
AUTO COMPONENTS - 0.0% (b)
Bridgestone Corp. (a)	56	1,714

AUTOMOBILES - 1.4%
Honda Motor Co. Ltd. - ADR	17,451	391,949
Nissan Motor Co. Ltd. (a)	21,000	70,265
Nissan Motor Co. Ltd. - ADR	32,460	217,482
Toyota Motor Corp. - ADR	22,204	2,663,370
		3,343,066
BANKS - 0.7%
Mitsubishi UFJ Financial Group, Inc. - ADR	217,571	796,310
Sumitomo Mitsui Financial Group, Inc. - ADR	173,615	831,616
		1,627,926

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 17.2% (Continued)
CAPITAL MARKETS - 0.2%
Nomura Holdings, Inc. - ADR	94,167	$402,093

CHEMICALS - 0.6%
Asahi Kasei Corp. (a)	50,000	350,367
Asahi Kasei Corp. - ADR	2,152	30,192
Kansai Paint Co. Ltd. (a)	16,000	303,510
Shin-Etsu Chemical Co. Ltd. (a)	6,100	599,597
Shin-Etsu Chemical Co. Ltd. - ADR	1,880	45,966
		1,329,632
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd. (a)	23,970	509,426
Dai Nippon Printing Co. Ltd. - ADR	37	388
		509,814
CONSTRUCTION & ENGINEERING - 0.3%
Obayashi Corp. (a)	55,000	466,739
Taisei Corp. (a)	10,000	305,004
		771,743
DIVERSIFIED FINANCIAL SERVICES - 0.2%
ORIX Corp. (a)	8,300	99,032
ORIX Corp. - ADR	6,394	377,885
		476,917
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp.	8,200	196,426
Nippon Telegraph & Telephone Corp. - ADR	6,754	159,529
		355,955
ELECTRIC UTILITIES - 0.2%
Chubu Electric Power Co., Inc. (a)	25,100	354,267
Kansai Electric Power Co., Inc. (The) (a)	18,081	201,273
		555,540
ELECTRICAL EQUIPMENT - 0.3%
Nidec Corp. - ADR	29,320	772,289

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Hitachi Ltd. (a)	8,200	235,574
Hitachi Ltd. - ADR	5,344	307,013
Keyence Corp. (a)	3,400	1,093,224
Kyocera Corp. (a)	2,800	165,242

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 17.2% (Continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3% (Continued)
Kyocera Corp. - ADR	4,458	$261,384
Murata Manufacturing Co. Ltd. (a)	12,900	641,368
Murata Manufacturing Co. Ltd. - ADR	4,776	59,987
TDK Corp. (a)	4,300	330,648
		3,094,440
ENTERTAINMENT - 0.3%
Nintendo Co. Ltd. (a)	300	116,605
Nintendo Co. Ltd. - ADR	14,840	716,475
		833,080
FOOD & STAPLES RETAILING - 0.2%
Seven & i Holdings Co. Ltd. (a)	10,100	333,576
Seven & i Holdings Co. Ltd. - ADR	4,536	75,026
		408,602
FOOD PRODUCTS - 0.3%
Ajinomoto Co., Inc. (a)	20,000	372,717
Yakult Honsha Co. Ltd. (a)	8,000	471,316
		844,033
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Hoya Corp. (a)	9,500	807,860
Hoya Corp. - ADR	1,375	116,861
Terumo Corp. (a)	23,600	808,629
		1,733,350
HOTELS, RESTAURANTS & LEISURE - 0.2%
Oriental Land Co. Ltd.	3,500	449,882

HOUSEHOLD DURABLES - 0.8%
Sekisui House Ltd. (a)	8,000	131,946
Sekisui House Ltd. - ADR	30,149	492,333
Sony Corp. - ADR	22,306	1,320,069
		1,944,348
INSURANCE - 0.4%
MS&AD Insurance Group Holdings, Inc. (a)	1,500	41,855
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	473,213
Tokio Marine Holdings, Inc. (a)	4,600	210,487
Tokio Marine Holdings, Inc. - ADR	7,803	355,036
		1,080,591

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 17.2% (Continued)
INTERNET & DIRECT MARKETING RETAIL - 0.1%
Mercari, Inc. (a)(c)	6,806	$132,190

LEISURE PRODUCTS - 0.1%
Shimano, Inc. (a)	2,100	299,510
Shimano, Inc. - ADR	1,930	27,267
		326,777
MACHINERY - 0.7%
FANUC Corp. (a)	700	93,545
FANUC Corp. - ADR	20,120	265,986
Kubota Corp. - ADR	7,847	493,812
Makita Corp. (a)	1,200	36,607
Makita Corp. - ADR	9,872	297,034
SMC Corp. (a)	700	293,493
SMC Corp. - ADR	3,560	74,902
THK Co. Ltd. (a)	10,600	213,592
		1,768,971
MARINE - 0.1%
Mitsui OSK Lines Ltd. (a)	16,000	256,469

METALS & MINING - 0.2%
Sumitomo Metal Mining Co. Ltd. (a)	23,500	480,482

MULTI-LINE RETAIL - 0.1%
Pan Pacific International Holdings Corp. (a)	13,200	249,991

OIL, GAS & CONSUMABLE FUELS - 0.4%
Idemitsu Kosan Co. Ltd. (a)	13,500	308,143
Inpex Corp. (a)	40,547	227,488
JXTG Holdings, Inc. (a)	127,554	434,658
		970,289
PERSONAL PRODUCTS - 0.6%
Kao Corp. (a)	9,000	733,269
Shiseido Co. Ltd. (a)	2,100	123,431
Shiseido Co. Ltd. - ADR	8,462	495,027
		1,351,727
PHARMACEUTICALS - 2.0%
Astellas Pharma, Inc. (a)	17,800	274,271

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 17.2% (Continued)
PHARMACEUTICALS - 2.0% (Continued)
Astellas Pharma, Inc. - ADR	24,473	$372,969
Chugai Pharmaceutical Co. Ltd. (a)	6,600	763,649
Daiichi Sankyo Co. Ltd. (a)	9,621	660,787
Daiichi Sankyo Co. Ltd. - ADR	2,425	165,652
Eisai Co. Ltd. (a)	4,500	329,188
Kyowa Kirin Co. Ltd. (a)	14,000	312,916
Ono Pharmaceutical Co. Ltd. (a)	18,100	415,977
Otsuka Holdings Co. Ltd. (a)	12,100	472,158
Santen Pharmaceutical Co. Ltd. (a)	17,700	303,786
Takeda Pharmaceutical Co. Ltd. (a)	5,800	176,612
Takeda Pharmaceutical Co. Ltd. - ADR	45,005	683,176
		4,931,141
PROFESSIONAL SERVICES - 0.2%
Recruit Holdings Co. Ltd. (a)	20,900	539,914

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Daito Trust Construction Co. Ltd.	1,200	112,336
Daito Trust Construction Co. Ltd. - ADR	1,948	44,843
Daiwa House Industry Co. Ltd. - ADR	15,470	380,871
Mitsubishi Estate Co. Ltd. (a)	13,000	192,013
Mitsubishi Estate Co. Ltd. - ADR	16,350	238,432
Mitsui Fudosan Co. Ltd. (a)	21,000	363,636
		1,332,131
ROAD & RAIL - 0.8%
Central Japan Railway Co. (a)	1,592	255,171
East Japan Railway Co. (a)	3,590	271,677
East Japan Railway Co. - ADR	35,682	449,950
Keikyu Corp. (a)	14,500	243,972
Keio Corp. (a)	5,000	295,189
Tokyu Corp. (a)	19,000	298,596
		1,814,555
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Advantest Corp. (a)	4,800	191,198
Tokyo Electron Ltd. (a)	1,900	354,136
Tokyo Electron Ltd. - ADR	1,464	68,149
		613,483

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 17.2% (Continued)
SPECIALTY RETAIL - 0.2%
Fast Retailing Co. Ltd. (a)	900	$367,265
Hikari Tsushin, Inc. (a)	1,200	200,815
		568,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Canon, Inc. - ADR	36,114	781,507
FUJIFILM Holdings Corp. - ADR	11,626	581,533
		1,363,040
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corp. - ADR	2,621	283,330

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Mitsubishi Corp. (a)	41,900	886,344
Mitsui & Co. Ltd. (a)	24,000	333,234
Mitsui & Co. Ltd. - ADR	1,637	449,090
Sumitomo Corp.	9,300	107,171
Sumitomo Corp. - ADR	3,702	41,733
		1,817,572
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
KDDI Corp. (a)	1,918	56,659
KDDI Corp. - ADR	51,612	753,535
NTT DoCoMo, Inc. (a)	15,416	482,142
NTT DoCoMo, Inc. - ADR	2,413	75,020
SoftBank Group Corp. (a)	14,400	509,833
SoftBank Group Corp. - ADR	20,330	358,621
		2,235,810
TOTAL JAPAN		41,570,967

JERSEY - 0.7%
METALS & MINING - 0.1%
Glencore plc (a)(c)	220,536	334,111

PROFESSIONAL SERVICES - 0.4%
Experian plc (a)	3,191	88,767
Experian plc - ADR	28,666	797,775
		886,542
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Ferguson plc (a)	508	31,441

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JERSEY - 0.7% (Continued)
TRADING COMPANIES & DISTRIBUTORS - 0.2% (Continued)
Ferguson plc - ADR	68,689	$421,063
		452,504
TOTAL JERSEY		1,673,157

KOREA (REPUBLIC OF) - 0.2%
ELECTRIC UTILITIES - 0.2%
Korea Electric Power Corp. - ADR	54,942	414,812

LUXEMBOURG - 0.1%
ENERGY EQUIPMENT & SERVICES - 0.1%
Tenaris S.A. - ADR	18,238	219,768

MEXICO - 0.7%
BEVERAGES - 0.4%
Coca-Cola Femsa S.A.B. de C.V. - ADR	9,678	389,346
Fomento Economico Mexicano S.A.B. de C.V. - ADR	8,429	510,039
		899,385
FOOD & STAPLES RETAILING - 0.2%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	23,031	535,471

MEDIA - 0.0% (b)
Grupo Televisa S.A.B. - ADR	22,806	132,275

TRANSPORTATION INFRASTRUCTURE - 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	4,513	243,431
TOTAL MEXICO		1,810,562

NETHERLANDS - 3.4%
AUTOMOBILES - 0.3%
Ferrari N.V.	3,330	508,058
Fiat Chrysler Automobiles N.V.	26,965	193,878
		701,936

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
NETHERLANDS - 3.4% (Continued)
BANKS - 0.1%
ING Groep N.V. - ADR	40,673	$209,466

CHEMICALS - 0.2%
Akzo Nobel N.V. - ADR	17,090	372,562
Koninklijke DSM N.V. (a)	1,606	180,518
		553,080
FOOD & STAPLES RETAILING - 0.3%
Koninklijke Ahold Delhaize N.V. (a)	5,491	127,823
Koninklijke Ahold Delhaize N.V. - ADR	29,064	680,097
		807,920
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Koninklijke Philips N.V. - NY Registry Shares	24,173	970,788

INTERNET & DIRECT MARKETING RETAIL - 0.2%
Prosus N.V. (a)(c)	3,990	279,168
Prosus N.V. - ADR (c)	9,440	129,233
		408,401
LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN N.V. (c)	9,652	401,523

PERSONAL PRODUCTS - 0.4%
Unilever N.V. - ADR	21,306	1,039,520

PROFESSIONAL SERVICES - 0.2%
Wolters Kluwer N.V. (a)	7,160	507,332

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
ASML Holding N.V. - ADR	7,052	1,845,085
NXP Semiconductors N.V.	4,765	395,162
STMicroelectronics N.V.	16,636	355,511
		2,595,758
TRADING COMPANIES & DISTRIBUTORS - 0.0% (b)
AerCap Holdings N.V. (c)	5,911	134,712
TOTAL NETHERLANDS		8,330,436

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
NEW ZEALAND - 0.2%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Fisher & Paykel Healthcare Corp. Ltd. (a)	25,556	$463,569

NORWAY - 0.8%
FOOD PRODUCTS - 0.1%
Mowi ASA (a)	12,832	193,939

OIL, GAS & CONSUMABLE FUELS - 0.7%
Equinor ASA - ADR	133,829	1,630,037
TOTAL NORWAY		1,823,976

PAPUA NEW GUINEA - 0.0% (b)
OIL, GAS & CONSUMABLE FUELS - 0.0% (b)
Oil Search Ltd. (a)	92,754	134,488

PHILIPPINES - 0.2%
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
PLDT, Inc. - ADR	20,806	427,771

PORTUGAL - 0.1%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal S.A. (a)	50,604	203,442

RUSSIA - 0.3%
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Mobile TeleSystems PJSC - ADR	86,910	660,516

SINGAPORE - 1.1%
BANKS - 0.7%
DBS Group Holdings Ltd. (a)	656	8,560
DBS Group Holdings Ltd. - ADR	16,080	831,497
United Overseas Bank Ltd. (a)	19,475	267,213

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SINGAPORE - 1.1% (Continued)
BANKS - 0.7% (Continued)
United Overseas Bank Ltd. - ADR	22,014	$599,441
		1,706,711
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Singapore Telecommunications Ltd. (a)	148,732	265,163
Singapore Telecommunications Ltd. - ADR	6,886	122,364
		387,527
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (b)
Keppel REIT (a)	737	491

INDUSTRIAL CONGLOMERATES - 0.2%
Keppel Corp. Ltd. (a)	130,721	486,221
TOTAL SINGAPORE		2,580,950

SOUTH AFRICA - 1.1%
DIVERSIFIED FINANCIAL SERVICES - 0.2%
FirstRand Ltd. (a)	190,203	426,640

INDUSTRIAL CONGLOMERATES - 0.0% (b)
Bidvest Group Ltd. (The) (a)	17,790	144,968

MEDIA - 0.5%
Naspers Ltd. - Class N - ADR	44,260	1,258,754

METALS & MINING - 0.3%
AngloGold Ashanti Ltd. - ADR	20,419	339,568
Gold Fields Ltd. - ADR	57,806	274,579
Sibanye-Stillwater Ltd. (c)	20,767	98,020
		712,167
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Barloworld Ltd. (a)	45,286	164,455
TOTAL SOUTH AFRICA		2,706,984

SOUTH KOREA - 2.6%
BANKS - 1.2%
KB Financial Group, Inc. - ADR	38,441	1,045,211

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SOUTH KOREA - 2.6% (Continued)
BANKS - 1.2% (Continued)
Shinhan Financial Group Co. Ltd. - ADR	49,804	$1,160,931
Woori Financial Group, Inc. - ADR	38,972	731,894
		2,938,036
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
KT Corp. - ADR	90,367	703,055

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
LG Display Co. Ltd. - ADR	32,327	143,532

METALS & MINING - 0.5%
POSCO - ADR	38,106	1,244,161

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
SK Telecom Co. Ltd. - ADR	70,144	1,141,243
TOTAL SOUTH KOREA		6,170,027

SPAIN - 1.7%
BANKS - 0.3%
Banco Santander S.A. (a)	230,428	547,725
Banco Santander S.A. - ADR	40,955	96,244
		643,969
CONSTRUCTION & ENGINEERING - 0.1%
ACS Actividades de Construccion y Servicios S.A. (a)	12,515	248,349

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Telefónica S.A. (a)	47,016	213,809
Telefónica S.A. - ADR	10,297	47,057
		260,866
ELECTRIC UTILITIES - 0.4%
Iberdrola S.A. (a)	30,122	294,396
Iberdrola S.A. - ADR	16,749	651,662
		946,058
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Cellnex Telecom S.A. (a)	4,610	208,960

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SPAIN - 1.7% (Continued)
GAS UTILITIES - 0.1%
Naturgy Energy Group S.A. (a)	15,490	$271,544

IT SERVICES - 0.0% (b)
Amadeus IT Group S.A. (a)	2,712	127,552

OIL, GAS & CONSUMABLE FUELS - 0.4%
Enagas S.A. (a)	15,711	309,695
Repsol S.A. (a)	50,224	447,716
Repsol S.A. - ADR	15,283	138,159
		895,570
SPECIALTY RETAIL - 0.2%
Industria de Diseno Textil S.A. (a)	17,640	456,764
Industria de Diseno Textil S.A. - ADR	3,926	49,778
		506,542
TOTAL SPAIN		4,109,410

SWEDEN - 1.6%
COMMUNICATIONS EQUIPMENT - 0.2%
Telefonaktiebolaget LM Ericsson - ADR	52,416	424,046
Telefonaktiebolaget LM Ericsson - B Shares (a)	19,689	159,361
		583,407
CONSTRUCTION & ENGINEERING - 0.2%
Skanska AB - Class B (a)(c)	28,998	436,340

HOUSEHOLD PRODUCTS - 0.2%
Essity AB - Series B (a)	17,606	539,266

MACHINERY - 0.7%
Alfa Laval AB (a)	21,233	363,483
Atlas Copco AB - Class A (a)	8,922	296,657
Atlas Copco AB - Class A - ADR	16,676	554,310
Sandvik AB (a)	15,759	221,649
Sandvik AB - ADR	17,058	239,324
		1,675,423
METALS & MINING - 0.2%
Boliden AB (a)	22,985	412,295

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SWEDEN - 1.6% (Continued)
OIL, GAS & CONSUMABLE FUELS - 0.1%
Lundin Petroleum AB (a)	11,232	$211,995

SPECIALTY RETAIL - 0.0% (b)
Hennes & Mauritz AB - Class B (a)	10,793	138,098
TOTAL SWEDEN		3,996,824

SWITZERLAND - 7.2%
BEVERAGES - 0.1%
Coca-Cola HBC AG (a)	11,806	253,437

BUILDING PRODUCTS - 0.2%
Geberit AG (a)	1,179	516,678

CAPITAL MARKETS - 0.6%
Credit Suisse Group AG (a)(c)	32,523	262,537
Credit Suisse Group AG - ADR (c)	11,870	96,028
Julius Baer Group Ltd. (a)(c)	9,537	319,505
Partners Group Holding AG (a)	390	267,053
UBS Group AG (c)	2	19
UBS Group AG - Registered Shares (a)(c)	46,648	427,634
		1,372,776
CHEMICALS - 0.4%
Givaudan S.A. (a)	286	880,125

CONSTRUCTION MATERIALS - 0.2%
LafargeHolcim Ltd. (a)(c)	11,723	427,867

ELECTRICAL EQUIPMENT - 0.3%
ABB Ltd. - ADR	40,997	707,608

FOOD PRODUCTS - 2.7%
Barry Callebaut AG (a)	397	794,715
Chocoladefabiken Lindt & Spruengli AG (a)	73	612,800
Nestlé S.A. - ADR	50,667	5,218,194
		6,625,709

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SWITZERLAND - 7.2% (Continued)
INSURANCE - 0.7%
Swiss Re AG (a)	4,652	$358,243
Zurich Insurance Group AG - ADR	38,250	1,350,225
		1,708,468
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Lonza Group AG (a)	1,417	582,919
Lonza Group AG - ADR	1,070	44,330
		627,249
MACHINERY - 0.2%
Schindler Holding AG (a)	2,309	483,502

PHARMACEUTICALS - 1.4%
Roche Holding AG - ADR	82,968	3,366,012

PROFESSIONAL SERVICES - 0.1%
Adecco Group AG (a)	5,500	216,764
Adecco Group AG - ADR	4,982	96,551
		313,315
TOTAL SWITZERLAND		17,282,746

TAIWAN - 3.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Chunghwa Telecom Co. Ltd. - ADR	58,919	2,095,749

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
AU Optronics Corp. - ADR	165,806	329,954

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
ASE Industrial Holding Co. Ltd. - ADR	126,937	474,745
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	100,247	4,790,804
United Microelectronics Corp. - ADR	318,743	691,672
		5,957,221
TOTAL TAIWAN		8,382,924

TURKEY - 0.2%
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	87,382	406,326

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.3%
BANKS - 1.0%
Barclays plc (a)	225,596	$256,619
Barclays plc - ADR	33,913	153,626
HSBC Holdings plc - ADR	53,695	1,503,997
Lloyds Banking Group plc - ADR	229,832	347,046
Standard Chartered plc (a)	41,312	228,624
		2,489,912
BEVERAGES - 0.2%
Coca-Cola European Partners plc	13,283	498,511

CHEMICALS - 0.2%
Croda International plc (a)	8,428	445,088

DIVERSIFIED FINANCIAL SERVICES - 0.4%
London Stock Exchange Group plc (a)	7,929	709,972
M&G plc (a)(c)	101,784	141,718
		851,690
ELECTRIC UTILITIES - 0.2%
SSE plc (a)	5,602	90,105
SSE plc - ADR	20,366	327,892
		417,997
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
Land Securities Group plc (a)	30,567	210,913
SEGRO plc (a)	106,241	1,005,033
		1,215,946
FOOD & STAPLES RETAILING - 0.2%
Tesco plc (a)	115,443	326,326
Tesco plc - ADR	29,931	258,304
		584,630
FOOD PRODUCTS - 0.1%
Associated British Foods plc (a)	11,454	256,740

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Smith & Nephew plc - ADR	14,446	518,178

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.3% (Continued)
HOTELS, RESTAURANTS & LEISURE - 0.6%
Carnival plc (a)	19,338	$230,989
Carnival plc - ADR	2,755	32,867
Compass Group plc (a)	2,160	33,685
Compass Group plc - ADR	44,712	694,824
InterContinental Hotels Group plc	8,658	364,935
		1,357,300
HOUSEHOLD DURABLES - 0.4%
Berkeley Group Holdings (The) (a)	4,704	210,099
Persimmon plc (a)	14,045	332,322
Taylor Wimpey plc (a)	214,139	308,432
		850,853
HOUSEHOLD PRODUCTS - 0.4%
Reckitt Benckiser Group plc (a)	3,212	244,910
Reckitt Benckiser Group plc - ADR	51,255	789,583
		1,034,493
INDUSTRIAL CONGLOMERATES - 0.1%
Smiths Group plc (a)	18,970	286,171

INSURANCE - 0.4%
Legal & General Group plc (a)	143,366	339,054
Prudential plc (a)	2,713	34,026
Prudential plc - ADR	22,297	552,520
		925,600
MEDIA - 0.1%
PEARSON plc (a)	16,344	111,958
PEARSON plc - ADR	28,318	195,111
		307,069
METALS & MINING - 0.3%
Antofagasta plc (a)	77,531	740,971

MULTI-UTILITIES - 0.5%
National Grid plc - ADR	19,885	1,158,699

PHARMACEUTICALS - 1.5%
AstraZeneca plc - ADR	43,708	1,951,999
GlaxoSmithKline plc - ADR	42,636	1,615,478
		3,567,477

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.3% (Continued)
PROFESSIONAL SERVICES - 0.4%
RELX plc (a)	4,710	$100,619
RELX plc - ADR	44,542	953,199
		1,053,818
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Retokil Initial plc (a)(c)	34,536	165,101

SOFTWARE - 0.1%
Sage Group plc (The) (a)	33,781	245,875
Sage Group plc (The) - ADR	2,320	68,324
		314,199
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Ashtead Group plc (a)	12,900	279,086
Bunzl plc (a)	18,385	368,358
		647,444
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Vodafone Group plc - ADR	18,589	255,971
TOTAL UNITED KINGDOM		19,943,858

UNITED STATES - 0.4%
AIR FREIGHT & LOGISTICS - 0.1%
BEST, Inc. (c)	25,273	135,210

HOTELS, RESTAURANTS & LEISURE - 0.2%
Yum China Holdings, Inc.	13,941	594,305

INTERACTIVE MEDIA & SERVICES - 0.1%
Momo, Inc. - ADR	6,172	133,871

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED STATES - 0.4% (Continued)
METALS & MINING - 0.0% (b)
Impala Platinum Holdings Ltd. - ADR	26,579	$115,114
TOTAL UNITED STATES		978,500

TOTAL COMMON STOCKS (COST $223,778,260)		$233,039,117

PREFERRED STOCKS - 0.4%	Shares	Fair Value
BRAZIL- 0.4%
BANKS - 0.2%
Itau Unibanco Holding S.A. - ADR	92,356	$414,679

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Telefonica Brasil S.A. - ADR	63,751	607,547

TOTAL PREFERRED STOCKS (COST $1,307,841)		$1,022,226

CORPORATE NOTES - 1.1%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 1.1%
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	$500,000	$500,105
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	290,000	291,754
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	889,062
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	491,707
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	292,120
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	120,858
TOTAL CORPORATE NOTES (COST $2,550,000)				$2,585,606

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (e) (COST $1,289,977)	1,289,977	$1,289,977

TOTAL INVESTMENTS - (COST $228,926,078) - 98.6%		$237,936,926

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		3,318,214

NET ASSETS - 100.0%		$241,255,140

(a)	This security has been fair valued by the methods established by a systematic valuation model provided by an independent third-party pricing service under the guidelines established by the Board of Trustees.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$500,000	$500,105	0.2%
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	290,000	291,754	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	889,062	0.4%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	491,707	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	292,120	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	120,858	0.1%
		$2,550,000	$2,585,606	1.1%

(e)	The rate shown is the 7-day effective yield as of March 31, 2020.

ADR - American Depositary Receipt

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2020 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Fair Value
AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	6,660	$807,592
United Parcel Service, Inc. - Class B	13,500	1,261,170
		2,068,762
AIRLINES - 0.7%
American Airlines Group, Inc.	15,950	194,430
Delta Air Lines, Inc.	15,560	443,927
Southwest Airlines Co.	14,760	525,604
United Airlines Holdings, Inc. (a)	12,530	395,321
		1,559,282
AUTO COMPONENTS - 0.2%
Aptiv plc	4,830	237,829
BorgWarner, Inc.	7,240	176,439
		414,268
AUTOMOBILES - 0.3%
Ford Motor Co.	116,143	560,971

BANKS - 8.0%
Bank of America Corp.	185,430	3,936,679
Citigroup, Inc.	56,466	2,378,348
Citizens Financial Group, Inc.	10,900	205,029
Comerica, Inc.	9,200	269,928
Fifth Third Bancorp	19,490	289,426
First Republic Bank	2,170	178,548
Huntington Bancshares, Inc.	28,370	232,918
JPMorgan Chase & Co.	43,105	3,880,743
KeyCorp	18,558	192,446
M&T Bank Corp.	4,696	485,707
PNC Financial Services Group, Inc. (The)	14,391	1,377,506
Regions Financial Corp.	24,860	222,994
Truist Financial Corp.	29,720	916,565
U.S. Bancorp	51,257	1,765,804
Zions Bancorp., N.A.	12,160	325,402
		16,658,043
BEVERAGES - 2.7%
Coca-Cola Co. (The)	73,340	3,245,295
PepsiCo, Inc.	19,859	2,385,066
		5,630,361

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
BIOTECHNOLOGY - 3.5%
AbbVie, Inc.	16,408	$1,250,126
Alexion Pharmaceuticals, Inc. (a)	4,360	391,484
Amgen, Inc.	6,734	1,365,184
Biogen, Inc. (a)	3,810	1,205,408
Gilead Sciences, Inc.	34,500	2,579,220
Regeneron Pharmaceuticals, Inc. (a)	1,150	561,533
		7,352,955
BUILDING PRODUCTS - 0.5%
Johnson Controls International plc	36,697	989,351

CAPITAL MARKETS - 3.3%
Bank of New York Mellon Corp. (The)	32,784	1,104,165
BlackRock, Inc.	1,502	660,835
Charles Schwab Corp. (The)	11,710	393,690
CME Group, Inc.	4,320	746,971
Franklin Resources, Inc.	28,500	475,665
Goldman Sachs Group, Inc. (The)	7,387	1,141,956
Intercontinental Exchange, Inc.	5,470	441,703
Invesco Ltd.	20,392	185,159
Morgan Stanley	24,461	831,674
Northern Trust Corp.	6,297	475,172
State Street Corp.	6,610	352,115
		6,809,105
CHEMICALS - 2.3%
Air Products & Chemicals, Inc.	1,067	212,984
Albemarle Corp.	7,040	396,845
CF Industries Holdings, Inc.	5,360	145,792
Corteva, Inc.	14,630	343,805
DuPont de Nemours, Inc.	20,701	705,904
Eastman Chemical Co.	3,520	163,962
Ecolab, Inc.	3,816	594,647
International Flavors & Fragrances, Inc.	2,880	293,990
Linde plc	7,326	1,267,398
LyondellBasell Industries N.V. - Class A	14,350	712,191
		4,837,518
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Republic Services, Inc.	14,920	1,119,895

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
COMMERCIAL SERVICES & SUPPLIES - 0.9% (Continued)
Waste Management, Inc.	7,680	$710,861
		1,830,756
COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.	103,530	4,069,764

CONSUMER FINANCE - 0.6%
American Express Co.	8,404	719,467
Capital One Financial Corp.	10,660	537,477
		1,256,944
CONTAINERS & PACKAGING - 0.5%
Amcor plc	57,960	470,635
Ball Corp.	5,768	372,959
WestRock Co.	10,430	294,752
		1,138,346
DIVERSIFIED CONSUMER SERVICES - 0.1%
H&R Block, Inc.	8,970	126,298

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
AT&T, Inc.	155,776	4,540,870
CenturyLink, Inc.	30,728	290,687
Verizon Communications, Inc.	97,790	5,254,257
		10,085,814
ELECTRIC UTILITIES - 4.4%
American Electric Power Co., Inc.	15,270	1,221,295
Duke Energy Corp.	27,934	2,259,302
Edison International	8,487	465,003
Evergy, Inc.	5,670	312,133
Eversource Energy	6,580	514,622
NextEra Energy, Inc.	8,015	1,928,569
PPL Corp.	22,061	544,465
Southern Co. (The)	26,821	1,452,089
Xcel Energy, Inc.	8,064	486,259
		9,183,737
ELECTRICAL EQUIPMENT - 1.1%
Eaton Corp. plc	8,250	640,942
Emerson Electric Co.	19,274	918,406

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 1.1% (Continued)
Rockwell Automation, Inc.	4,790	$722,859
		2,282,207
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Corning, Inc.	14,610	300,089
TE Connectivity Ltd.	12,396	780,700
		1,080,789
ENERGY EQUIPMENT & SERVICES - 0.8%
Baker Hughes Co.	17,830	187,215
Helmerich & Payne, Inc.	7,130	111,585
National Oilwell Varco, Inc.	19,806	194,693
Schlumberger Ltd.	62,916	848,737
TechnipFMC plc	37,210	250,795
		1,593,025
ENTERTAINMENT - 1.3%
Activision Blizzard, Inc.	14,220	845,806
Electronic Arts, Inc. (a)	2,910	291,495
Fox Corp. - Class B	4,900	112,112
Walt Disney Co. (The)	15,759	1,522,319
		2,771,732
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
AvalonBay Communities, Inc.	3,130	460,642
Boston Properties, Inc.	2,990	275,768
Crown Castle International Corp.	5,780	834,632
Digital Realty Trust, Inc.	5,230	726,499
Equity Residential	10,400	641,784
Federal Realty Investment Trust	3,900	290,979
Host Hotels & Resorts, Inc.	20,090	221,794
Iron Mountain, Inc.	13,190	313,922
Mid-America Apartment Communities, Inc.	950	97,878
Public Storage	1,920	381,331
Simon Property Group, Inc.	9,489	520,566
Ventas, Inc.	10,570	283,276
Welltower, Inc.	9,100	416,598
Weyerhaeuser Co.	11,149	188,976
		5,654,645

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
FOOD & STAPLES RETAILING - 3.2%
Costco Wholesale Corp.	3,640	$1,037,873
Kroger Co. (The)	18,754	564,871
Walgreens Boots Alliance, Inc.	23,650	1,081,988
Walmart, Inc.	34,820	3,956,248
		6,640,980
FOOD PRODUCTS - 2.8%
Conagra Brands, Inc.	7,850	230,319
General Mills, Inc.	16,714	881,998
Hormel Foods Corp.	14,460	674,414
J.M. Smucker Co. (The)	5,180	574,980
Kellogg Co.	11,990	719,280
Kraft Heinz Co. (The)	15,130	374,316
McCormick & Co., Inc.	2,450	345,964
Mondelez International, Inc. - Class A	39,932	1,999,795
		5,801,066
GAS UTILITIES - 0.4%
Atmos Energy Corp.	8,000	793,840

HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
Abbott Laboratories	25,240	1,991,689
Baxter International, Inc.	9,022	732,496
Becton, Dickinson and Co.	8,300	1,907,091
Boston Scientific Corp. (a)	11,810	385,360
Danaher Corp.	13,400	1,854,694
Medtronic plc	30,730	2,771,232
Stryker Corp.	1,770	294,687
		9,937,249
HEALTH CARE PROVIDERS & SERVICES - 6.6%
AmerisourceBergen Corp.	4,630	409,755
Anthem, Inc.	6,020	1,366,781
Cardinal Health, Inc.	8,170	391,670
Centene Corp. (a)	14,930	886,991
Cigna Corp.	8,092	1,433,740
CVS Health Corp.	30,124	1,787,257
HCA Healthcare, Inc.	5,880	528,318
Humana, Inc.	2,650	832,153
McKesson Corp.	5,714	772,876

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 6.6% (Continued)
UnitedHealth Group, Inc.	21,850	$5,448,953
		13,858,494
HOTELS, RESTAURANTS & LEISURE - 1.1%
Carnival Corp.	11,853	156,104
McDonald's Corp.	12,020	1,987,507
Royal Caribbean Cruises Ltd.	2,360	75,921
		2,219,532
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	1,752	150,322

HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.	13,908	922,935
Kimberly-Clark Corp.	3,750	479,512
Procter & Gamble Co. (The)	28,376	3,121,360
		4,523,807
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp.	27,234	370,382

INSURANCE - 7.3%
Aflac, Inc.	26,880	920,371
Allstate Corp. (The)	10,919	1,001,600
American International Group, Inc.	33,857	821,032
Aon plc	3,307	545,787
Arthur J. Gallagher & Co.	2,930	238,824
Chubb Ltd.	22,517	2,514,925
Cincinnati Financial Corp.	3,262	246,118
Everest Re Group Ltd.	1,880	361,750
Globe Life, Inc.	2,890	207,993
Hartford Financial Services Group, Inc. (The)	21,030	741,097
Lincoln National Corp.	17,980	473,234
Loews Corp.	7,470	260,180
Marsh & McLennan Cos., Inc.	9,630	832,610
MetLife, Inc.	31,133	951,736
Principal Financial Group, Inc.	11,170	350,068
Progressive Corp. (The)	6,910	510,234
Prudential Financial, Inc.	23,240	1,211,734

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
INSURANCE - 7.3% (Continued)
Travelers Cos., Inc. (The)	14,063	$1,397,159
Unum Group	83,690	1,256,187
Willis Towers Watson plc	2,350	399,147
		15,241,786
INTERACTIVE MEDIA & SERVICES - 0.3%
Alphabet, Inc. - Class C (a)	300	348,843
Twitter, Inc. (a)	12,880	316,333
		665,176
INTERNET & DIRECT MARKETING RETAIL - 0.2%
Amazon.com, Inc. (a)	130	253,463
Expedia Group, Inc.	2,510	141,238
		394,701
IT SERVICES - 3.3%
Accenture plc - Class A	8,940	1,459,544
Automatic Data Processing, Inc.	3,070	419,608
Cognizant Technology Solutions Corp. - Class A	10,250	476,317
Fidelity National Information Services, Inc.	12,950	1,575,238
International Business Machines Corp.	21,862	2,425,152
Paychex, Inc.	3,684	231,797
Visa, Inc. - Class A	1,780	286,794
		6,874,450
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Illumina, Inc. (a)	1,180	322,282
Thermo Fisher Scientific, Inc.	2,744	778,198
		1,100,480
MACHINERY - 1.8%
Deere & Co.	4,107	567,423
Dover Corp.	3,103	260,466
Flowserve Corp.	6,920	165,319
Illinois Tool Works, Inc.	7,275	1,033,923
Ingersoll Rand, Inc. (a)	1,928	47,815
Parker-Hannifin Corp.	1,557	201,990
Pentair plc	16,670	496,099
Stanley Black & Decker, Inc.	5,020	502,000
Trane Technologies plc	2,185	180,459
Xylem, Inc.	5,620	366,031
		3,821,525

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
MEDIA - 1.4%
Comcast Corp. - Class A	71,180	$2,447,168
Discovery, Inc. (a)	6,870	133,553
Omnicom Group, Inc.	4,619	253,583
ViacomCBS, Inc. - Class B	14,746	206,592
		3,040,896
METALS & MINING - 0.8%
Newmont Corp.	27,320	1,237,050
Nucor Corp.	13,250	477,265
		1,714,315
MULTI-LINE RETAIL - 0.2%
Dollar Tree, Inc. (a)	4,230	310,778
Macy's, Inc.	15,933	78,231
		389,009
MULTI-UTILITIES - 1.8%
Ameren Corp.	5,780	420,958
Consolidated Edison, Inc.	15,291	1,192,698
DTE Energy Co.	6,870	652,444
NiSource, Inc.	16,270	406,262
Sempra Energy	5,503	621,784
WEC Energy Group, Inc.	4,480	394,822
		3,688,968
OIL, GAS & CONSUMABLE FUELS - 3.8%
Apache Corp.	10,108	42,251
Cabot Oil & Gas Corp.	26,410	453,988
ConocoPhillips	32,007	985,816
Devon Energy Corp.	17,240	119,128
Hess Corp.	5,190	172,827
HollyFrontier Corp.	15,450	378,680
Kinder Morgan, Inc.	58,261	810,993
Marathon Oil Corp.	125,540	413,027
Marathon Petroleum Corp.	34,711	819,874
Noble Energy, Inc.	15,898	96,024
Occidental Petroleum Corp.	119,173	1,380,023
ONEOK, Inc.	9,825	214,283
Phillips 66	14,340	769,341
Valero Energy Corp.	19,870	901,303
Williams Cos., Inc. (The)	25,781	364,801
		7,922,359

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
PHARMACEUTICALS - 6.3%
Allergan plc	7,100	$1,257,410
Bristol-Myers Squibb Co.	23,479	1,308,720
Eli Lilly & Co.	10,600	1,470,432
Johnson & Johnson	46,641	6,116,034
Merck & Co., Inc.	31,830	2,449,000
Mylan N.V. (a)	23,050	343,676
Perrigo Co. plc	3,180	152,926
		13,098,198
PROFESSIONAL SERVICES - 0.2%
Nielsen Holdings plc	23,380	293,185
Verisk Analytics, Inc.	1,670	232,765
		525,950
ROAD & RAIL - 1.0%
CSX Corp.	9,290	532,317
J.B. Hunt Transport Services, Inc.	2,150	198,295
Norfolk Southern Corp.	2,490	363,540
Union Pacific Corp.	6,480	913,939
		2,008,091
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Intel Corp.	39,878	2,158,197
Texas Instruments, Inc.	4,230	422,704
		2,580,901
SOFTWARE - 1.0%
Microsoft Corp.	3,090	487,324
NortonLifeLock, Inc.	11,610	217,223
Oracle Corp.	29,722	1,436,464
		2,141,011
SPECIALTY RETAIL - 1.1%
Best Buy Co., Inc.	4,590	261,630
Home Depot, Inc. (The)	7,402	1,382,028
L Brands, Inc.	12,790	147,852
Lowe's Cos., Inc.	5,760	495,648
		2,287,158
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
HP, Inc.	36,560	634,681

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7% (Continued)
Western Digital Corp.	18,635	$775,589
		1,410,270
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc. - Class B	9,970	824,918
PVH Corp.	2,140	80,550
VF Corp.	3,340	180,627
		1,086,095
TRADING COMPANIES & DISTRIBUTORS - 0.1%
W.W. Grainger, Inc.	1,090	270,865

WATER UTILITIES - 0.2%
American Water Works Co., Inc.	3,640	435,198

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile US, Inc. (a)	6,770	568,003

TOTAL COMMON STOCKS (COST $216,728,743)		$203,515,750

CORPORATE NOTES - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.1%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$250,000	$250,053
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	280,000	281,694
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	459,859
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	720,000	737,561
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	280,000	282,047
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/24	250,000	251,787
TOTAL CORPORATE NOTES (COST $2,230,000)				$2,263,001

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (c) (COST $495,202)	495,202	$495,202

TOTAL INVESTMENTS - (COST $219,453,945) - 98.8%		$206,273,953

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		2,578,292

NET ASSETS - 100.0%		$208,852,245

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$250,000	$250,053	0.1%
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	280,000	281,694	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	459,859	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	737,561	0.4%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	282,047	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	251,787	0.1%
		$2,230,000	$2,263,001	1.1%

(c)	The rate shown is the 7-day effective yield as of March 31, 2020.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2020 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Fair Value
AIR FREIGHT & LOGISTICS - 0.2%
United Parcel Service, Inc. - Class B	5,945	$555,382

BANKS - 1.4%
JPMorgan Chase & Co.	36,275	3,265,838
PNC Financial Services Group, Inc. (The)	2,433	232,887
Truist Financial Corp.	4,439	136,899
U.S. Bancorp	5,303	182,688
		3,818,312
BEVERAGES - 1.3%
Coca-Cola Co. (The)	38,120	1,686,810
PepsiCo, Inc.	15,380	1,847,138
		3,533,948
BIOTECHNOLOGY - 1.9%
AbbVie, Inc.	17,711	1,349,401
Alexion Pharmaceuticals, Inc. (a)	2,861	256,889
Amgen, Inc.	8,154	1,653,060
Incyte Corp. (a)	4,067	297,826
Regeneron Pharmaceuticals, Inc. (a)	1,071	522,959
Vertex Pharmaceuticals, Inc. (a)	5,884	1,400,098
		5,480,233
BUILDING PRODUCTS - 0.2%
Allegion plc	2,650	243,853
Fortune Brands Home & Security, Inc.	3,540	153,105
Masco Corp.	8,006	276,767
		673,725
CAPITAL MARKETS - 2.6%
Ameriprise Financial, Inc.	2,290	234,679
BlackRock, Inc.	1,273	560,082
Cboe Global Markets, Inc.	4,824	430,542
Charles Schwab Corp. (The)	17,708	595,343
CME Group, Inc.	3,998	691,294
Intercontinental Exchange, Inc.	5,631	454,703
MarketAxess Holdings, Inc.	960	319,267
Moody's Corp.	4,415	933,773
MSCI, Inc.	1,797	519,261
Northern Trust Corp.	5,918	446,572
S&P Global, Inc.	6,654	1,630,563

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
CAPITAL MARKETS - 2.6% (Continued)
T. Rowe Price Group, Inc.	4,600	$449,190
		7,265,269
CHEMICALS - 2.0%
Air Products & Chemicals, Inc.	7,178	1,432,800
Celanese Corp.	5,274	387,059
Dow, Inc.	17,187	502,548
Ecolab, Inc.	4,114	641,085
Linde plc	10,958	1,895,734
Sherwin-Williams Co. (The)	2,017	926,852
		5,786,078
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Cintas Corp.	1,634	283,042
Copart, Inc. (a)	5,108	350,000
Republic Services, Inc.	3,583	268,940
Rollins, Inc.	16,480	595,587
Waste Management, Inc.	9,954	921,342
		2,418,911
COMMUNICATIONS EQUIPMENT - 0.2%
Arista Networks, Inc. (a)	1,860	376,743
Cisco Systems, Inc.	3,600	141,516
		518,259
CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	1,616	305,796
Vulcan Materials Co.	2,245	242,617
		548,413
CONSUMER FINANCE - 0.4%
American Express Co.	7,894	675,805
Discover Financial Services	4,095	146,069
Synchrony Financial	10,930	175,864
		997,738
CONTAINERS & PACKAGING - 0.4%
Avery Dennison Corp.	2,718	276,883
Ball Corp.	7,143	461,866
International Paper Co.	13,529	421,158
		1,159,907
DISTRIBUTORS - 0.1%
Genuine Parts Co.	5,833	392,736

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
AT&T, Inc.	8,289	$241,624

ELECTRIC UTILITIES - 0.5%
NextEra Energy, Inc.	5,626	1,353,728

ELECTRICAL EQUIPMENT - 0.8%
AMETEK, Inc.	6,609	475,980
Emerson Electric Co.	13,891	661,906
Rockwell Automation, Inc.	8,258	1,246,215
		2,384,101
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A	6,146	447,921
IPG Photonics Corp. (a)	3,341	368,445
Keysight Technologies, Inc. (a)	4,941	413,463
TE Connectivity Ltd.	6,810	428,894
Zebra Technologies Corp. - Class A (a)	1,267	232,621
		1,891,344
ENERGY EQUIPMENT & SERVICES - 0.1%
National Oilwell Varco, Inc.	15,240	149,809

ENTERTAINMENT - 2.4%
Electronic Arts, Inc. (a)	2,965	297,004
Fox Corp. - Class B	14,211	325,148
Netflix, Inc. (a)	9,792	3,676,896
Walt Disney Co. (The)	25,353	2,449,100
		6,748,148
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
Alexandria Real Estate Equities, Inc.	1,991	272,886
American Tower Corp.	9,532	2,075,593
Crown Castle International Corp.	4,969	717,524
Equinix, Inc.	2,077	1,297,232
Extra Space Storage, Inc.	6,030	577,433
Healthpeak Properties, Inc.	11,789	281,168
Iron Mountain, Inc.	18,158	432,160
Mid-America Apartment Communities, Inc.	2,460	253,454

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7% (Continued)
Prologis, Inc.	8,827	$709,426
Realty Income Corp.	4,636	231,151
SBA Communications Corp.	2,698	728,379
		7,576,406
FOOD & STAPLES RETAILING - 0.7%
Costco Wholesale Corp.	6,763	1,928,334

FOOD PRODUCTS - 0.6%
Hershey Co. (The)	2,231	295,607
Hormel Foods Corp.	12,978	605,294
McCormick & Co., Inc.	3,680	519,653
Tyson Foods, Inc. - Class A	2,340	135,416
		1,555,970
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
Abbott Laboratories	25,216	1,989,794
Align Technology, Inc. (a)	1,431	248,922
Baxter International, Inc.	5,675	460,753
Boston Scientific Corp. (a)	20,247	660,660
Cooper Cos., Inc. (The)	1,161	320,053
Danaher Corp.	17,124	2,370,133
Edwards Lifesciences Corp. (a)	4,070	767,683
Hologic, Inc. (a)	6,559	230,221
IDEXX Laboratories, Inc. (a)	2,060	499,014
Medtronic plc	2,804	252,865
ResMed, Inc.	3,458	509,329
STERIS plc	2,144	300,096
Stryker Corp.	5,375	894,884
Teleflex, Inc.	1,350	395,361
		9,899,768
HEALTH CARE PROVIDERS & SERVICES - 0.2%
UnitedHealth Group, Inc.	2,060	513,723

HOTELS, RESTAURANTS & LEISURE - 1.7%
Chipotle Mexican Grill, Inc. (a)	397	259,797
Hilton Worldwide Holdings, Inc.	7,789	531,521
Marriott International, Inc. - Class A	6,393	478,260
McDonald's Corp.	7,317	1,209,866

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.7% (Continued)
Starbucks Corp.	27,592	$1,813,898
Yum! Brands, Inc.	7,084	485,467
		4,778,809
HOUSEHOLD DURABLES - 0.3%
D.R. Horton, Inc.	6,078	206,652
Garmin Ltd.	3,784	283,649
NVR, Inc. (a)	85	218,374
PulteGroup, Inc.	7,430	165,838
		874,513
HOUSEHOLD PRODUCTS - 1.8%
Church & Dwight Co., Inc.	9,041	580,252
Colgate-Palmolive Co.	8,837	586,423
Kimberly-Clark Corp.	3,801	486,034
Procter & Gamble Co. (The)	32,007	3,520,770
		5,173,479
INDUSTRIAL CONGLOMERATES - 0.3%
Roper Technologies, Inc.	2,829	882,110

INSURANCE - 1.7%
Aflac, Inc.	8,308	284,466
Allstate Corp. (The)	3,039	278,768
American International Group, Inc.	6,403	155,273
Aon plc	4,556	751,922
Arthur J. Gallagher & Co.	4,367	355,954
Chubb Ltd.	2,060	230,081
Cincinnati Financial Corp.	3,545	267,470
Globe Life, Inc.	3,009	216,558
Marsh & McLennan Cos., Inc.	8,240	712,430
MetLife, Inc.	6,692	204,575
Progressive Corp. (The)	7,178	530,024
Travelers Cos., Inc. (The)	4,355	432,669
Willis Towers Watson plc	1,560	264,966
		4,685,156
INTERACTIVE MEDIA & SERVICES - 9.0%
Alphabet, Inc. - Class A (a)	5,155	5,989,852
Alphabet, Inc. - Class C (a)	8,586	9,983,887

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
INTERACTIVE MEDIA & SERVICES - 9.0% (Continued)
Facebook, Inc. - Class A (a)	56,455	$9,416,694
		25,390,433
INTERNET & DIRECT MARKETING RETAIL - 6.6%
Amazon.com, Inc. (a)	8,700	16,962,564
Booking Holdings, Inc. (a)	915	1,230,968
eBay, Inc.	17,315	520,489
		18,714,021
IT SERVICES - 7.1%
Accenture plc - Class A	9,729	1,588,356
Automatic Data Processing, Inc.	5,950	813,246
Broadridge Financial Solutions, Inc.	2,596	246,179
Fiserv, Inc. (a)	14,476	1,375,075
FleetCor Technologies, Inc. (a)	2,434	454,038
Gartner, Inc. (a)	3,640	362,435
Mastercard, Inc. - Class A	21,816	5,269,873
Paychex, Inc.	6,525	410,553
PayPal Holdings, Inc. (a)	26,707	2,556,928
VeriSign, Inc. (a)	2,251	405,383
Visa, Inc. - Class A	41,463	6,680,519
		20,162,585
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Agilent Technologies, Inc.	5,785	414,322
Illumina, Inc. (a)	1,958	534,769
IQVIA Holdings, Inc. (a)	2,768	298,556
Mettler-Toledo International, Inc. (a)	600	414,306
Thermo Fisher Scientific, Inc.	12,375	3,509,550
Waters Corp. (a)	1,646	299,654
		5,471,157
MACHINERY - 1.5%
Deere & Co.	4,186	578,338
Dover Corp.	3,517	295,217
IDEX Corp.	1,894	261,580
Illinois Tool Works, Inc.	7,564	1,074,996
Ingersoll Rand, Inc. (a)	4,937	122,437
PACCAR, Inc.	6,561	401,074
Parker-Hannifin Corp.	1,542	200,044

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
MACHINERY - 1.5% (Continued)
Pentair plc	13,951	$415,182
Trane Technologies plc	5,595	462,091
Westinghouse Air Brake Technologies Corp.	8,331	400,971
		4,211,930
MEDIA - 1.2%
Charter Communications, Inc. - Class A (a)	3,842	1,676,303
Comcast Corp. - Class A	53,294	1,832,248
		3,508,551
METALS & MINING - 0.1%
Newmont Corp.	7,783	352,414

MULTI-LINE RETAIL - 0.6%
Dollar General Corp.	5,953	898,962
Target Corp.	8,134	756,218
		1,655,180
MULTI-UTILITIES - 0.1%
Sempra Energy	2,093	236,488

OIL, GAS & CONSUMABLE FUELS - 0.6%
Cabot Oil & Gas Corp.	29,294	503,564
ConocoPhillips	22,543	694,324
Hess Corp.	8,179	272,361
Phillips 66	4,589	246,200
		1,716,449
PERSONAL PRODUCTS - 0.3%
Coty, Inc. - Class A	43,112	222,458
Estée Lauder Cos., Inc. (The) - Class A	4,119	656,321
		878,779
PHARMACEUTICALS - 3.7%
Bristol-Myers Squibb Co.	28,376	1,581,678
Eli Lilly & Co.	10,220	1,417,718
Johnson & Johnson	27,458	3,600,568
Merck & Co., Inc.	32,671	2,513,707
Zoetis, Inc.	11,310	1,331,074
		10,444,745
PROFESSIONAL SERVICES - 0.5%
Equifax, Inc.	2,310	275,930
IHS Markit Ltd.	7,747	464,820

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
PROFESSIONAL SERVICES - 0.5% (Continued)
Nielsen Holdings plc	26,299	$329,789
Verisk Analytics, Inc.	3,035	423,018
		1,493,557
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc. - Class A (a)	6,483	244,474

ROAD & RAIL - 1.3%
CSX Corp.	6,407	367,121
J.B. Hunt Transport Services, Inc.	6,280	579,204
Kansas City Southern	2,079	264,407
Norfolk Southern Corp.	2,169	316,674
Old Dominion Freight Line, Inc.	6,431	844,068
Union Pacific Corp.	9,161	1,292,068
		3,663,542
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
Advanced Micro Devices, Inc. (a)	25,831	1,174,794
Analog Devices, Inc.	8,424	755,212
Applied Materials, Inc.	22,796	1,044,513
Broadcom, Inc.	9,079	2,152,631
Intel Corp.	57,987	3,138,256
KLA Corp.	4,142	595,371
Lam Research Corp.	3,673	881,520
Microchip Technology, Inc.	6,565	445,107
Micron Technology, Inc. (a)	24,865	1,045,822
NVIDIA Corp.	14,049	3,703,316
Qorvo, Inc. (a)	5,094	410,729
QUALCOMM, Inc.	26,250	1,775,812
Skyworks Solutions, Inc.	3,808	340,359
Texas Instruments, Inc.	13,417	1,340,761
Xilinx, Inc.	4,619	360,005
		19,164,208
SOFTWARE - 14.7%
Adobe, Inc. (a)	11,747	3,738,365
ANSYS, Inc. (a)	1,778	413,332
Autodesk, Inc. (a)	4,626	722,119
Cadence Design Systems, Inc. (a)	7,094	468,488

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SOFTWARE - 14.7% (Continued)
Citrix Systems, Inc.	3,452	$488,631
Fortinet, Inc. (a)	4,150	419,855
Intuit, Inc.	6,400	1,472,000
Microsoft Corp.	174,888	27,581,586
Oracle Corp.	29,220	1,412,202
Paycom Software, Inc. (a)	1,270	256,553
salesforce.com, inc. (a)	20,427	2,941,079
ServiceNow, Inc. (a)	4,603	1,319,128
Synopsys, Inc. (a)	2,920	376,067
		41,609,405
SPECIALTY RETAIL - 2.5%
AutoZone, Inc. (a)	469	396,774
CarMax, Inc. (a)	3,220	173,333
Home Depot, Inc. (The)	16,776	3,132,247
Lowe's Cos., Inc.	9,809	844,064
O'Reilly Automotive, Inc. (a)	1,110	334,166
Ross Stores, Inc.	8,895	773,598
TJX Cos., Inc. (The)	25,363	1,212,605
Ulta Beauty, Inc. (a)	1,400	245,980
		7,112,767
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.7%
Apple, Inc.	95,592	24,308,090
NetApp, Inc.	3,227	134,533
		24,442,623
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc. - Class B	20,887	1,728,190
VF Corp.	4,295	232,274
		1,960,464
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Fastenal Co.	16,064	502,000

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	4,180	$499,761

TOTAL COMMON STOCKS (COST $185,329,599)		$277,221,466

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$475,000	$475,100
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	550,000	553,328
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	919,719
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	200,000	204,878
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	550,000	554,020
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/24	150,000	151,072
TOTAL CORPORATE NOTES (COST $2,825,000)				$2,858,117

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (c) (COST $1,680,856)	1,680,856	$1,680,856

TOTAL INVESTMENTS - (COST $189,835,455) - 99.9%		$281,760,439

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		386,870

NET ASSETS - 100.0%		$282,147,309

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$475,000	$475,100	0.2%
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	550,000	553,328	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	919,719	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	204,878	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	554,020	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	151,072	0.0	%(d)
		$2,825,000	$2,858,117	1.0%

(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2020 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Fair Value
AIR FREIGHT & LOGISTICS - 0.7%
Echo Global Logistics, Inc. (a)	6,670	$113,924
Forward Air Corp.	6,040	305,926
Hub Group, Inc. - Class A (a)	4,660	211,890
		631,740
AIRLINES - 0.6%
Allegiant Travel Co.	2,610	213,498
Hawaiian Holdings, Inc.	10,110	105,548
SkyWest, Inc.	9,630	252,210
		571,256
AUTO COMPONENTS - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	11,990	43,284
Cooper Tire & Rubber Co.	6,440	104,972
Cooper-Standard Holdings, Inc. (a)	7,970	81,852
Dorman Products, Inc. (a)	5,550	306,748
Fox Factory Holding Corp. (a)	7,010	294,420
Garrett Motion, Inc. (a)	14,830	42,414
Gentherm, Inc. (a)	4,820	151,348
LCI Industries	3,690	246,603
Standard Motor Products, Inc.	3,290	136,765
		1,408,406
AUTOMOBILES - 0.2%
Winnebago Industries, Inc.	7,900	219,699

BANKS - 8.9%
Ameris Bancorp	10,274	244,110
Banc of California, Inc.	10,340	82,720
Banner Corp.	6,070	200,553
Berkshire Hills Bancorp, Inc.	5,910	87,823
Boston Private Financial Holdings, Inc.	10,750	76,863
Brookline Bancorp, Inc.	12,520	141,226
Cadence BanCorp.	29,110	190,671
Central Pacific Financial Corp.	5,690	90,471
City Holding Co.	2,910	193,602
Columbia Banking System, Inc.	10,590	283,812
Community Bank System, Inc.	9,070	533,316
Customers Bancorp, Inc. (a)	6,950	75,964
CVB Financial Corp.	22,880	458,744

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
BANKS - 8.9% (Continued)
Eagle Bancorp, Inc.	5,790	$174,916
First BanCorp.	38,970	207,320
First Commonwealth Financial Corp.	17,510	160,041
First Financial Bancorp	15,720	234,385
First Midwest Bancorp, Inc.	18,900	250,141
Franklin Financial Network, Inc.	2,640	53,830
Glacier Bancorp, Inc.	15,520	527,758
Great Western Bancorp, Inc.	11,480	235,110
Hanmi Financial Corp.	6,740	73,129
Heritage Financial Corp.	6,310	126,200
Hope Bancorp, Inc.	22,210	182,566
Independent Bank Corp.	5,580	359,185
NBT Bancorp, Inc.	7,000	226,730
OFG Bancorp	7,240	80,943
Old National Bancorp	37,700	497,263
Opus Bank	6,640	115,071
Pacific Premier Bancorp, Inc.	9,050	170,502
Preferred Bank	2,910	98,416
S&T Bancorp, Inc.	5,970	163,100
Seacoast Banking Corp. of Florida (a)	8,510	155,818
ServisFirst Bancshares, Inc.	10,670	312,844
Simmons First National Corp. - Class A	19,010	349,784
Southside Bancshares, Inc.	4,987	151,555
Tompkins Financial Corp.	2,100	150,780
Triumph Bancorp, Inc. (a)	1,870	48,620
United Community Banks, Inc.	12,060	220,819
Veritex Holdings, Inc.	13,050	182,308
Westamerica Bancorp.	4,410	259,220
		8,428,229
BEVERAGES - 0.4%
Coca-Cola Consolidated, Inc.	460	95,924
National Beverage Corp. (a)	5,760	245,664
		341,588
BIOTECHNOLOGY - 2.7%
Acorda Therapeutics, Inc. (a)	65,680	61,253
AMAG Pharmaceuticals, Inc. (a)	7,730	47,771
Cytokinetics, Inc. (a)	16,380	193,120
Eagle Pharmaceuticals, Inc. (a)	3,150	144,900

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
BIOTECHNOLOGY - 2.7% (Continued)
Emergent BioSolutions, Inc. (a)	7,680	$444,365
Enanta Pharmaceuticals, Inc. (a)	2,990	153,776
Momenta Pharmaceuticals, Inc. (a)	21,670	589,424
Myriad Genetics, Inc. (a)	13,480	192,899
Progenics Pharmaceuticals, Inc. (a)	28,980	110,124
REGENXBIO, Inc. (a)	5,140	166,433
Spectrum Pharmaceuticals, Inc. (a)	43,400	101,122
Vanda Pharmaceuticals, Inc. (a)	10,890	112,821
Xencor, Inc. (a)	8,640	258,163
		2,576,171
BUILDING PRODUCTS - 2.5%
AAON, Inc.	9,750	471,120
American Woodmark Corp. (a)	2,505	114,153
Apogee Enterprises, Inc.	4,720	98,270
Gibraltar Industries, Inc. (a)	10,440	448,085
Insteel Industries, Inc.	5,610	74,333
Patrick Industries, Inc.	4,460	125,594
PGT Innovations, Inc. (a)	10,440	87,592
Quanex Building Products Corp.	11,930	120,254
Simpson Manufacturing Co., Inc.	7,730	479,105
Universal Forest Products, Inc.	9,360	348,098
		2,366,604
CAPITAL MARKETS - 0.8%
Blucora, Inc. (a)	6,450	77,723
Donnelley Financial Solutions, Inc. (a)	10,660	56,178
Greenhill & Co., Inc.	6,880	67,699
INTL FCStone, Inc. (a)	4,090	148,304
Piper Sandler Cos.	2,460	124,402
Virtus Investment Partners, Inc.	1,600	121,776
Waddell & Reed Financial, Inc. - Class A	10,140	115,393
WisdomTree Investments, Inc.	23,400	54,522
		765,997
CHEMICALS - 2.4%
Balchem Corp.	5,830	575,538
GCP Applied Technologies, Inc. (a)	10,290	183,162
H.B. Fuller Co.	10,240	286,003
Innospec, Inc.	5,910	410,686
Quaker Chemical Corp.	2,730	344,744

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
CHEMICALS - 2.4% (Continued)
Stepan Co.	3,960	$350,302
Trinseo S.A.	7,990	144,699
		2,295,134
COMMERCIAL SERVICES & SUPPLIES - 2.5%
ABM Industries, Inc.	13,350	325,206
Brady Corp. - Class A	14,170	639,492
Interface, Inc.	10,700	80,892
Matthews International Corp. - Class A	5,810	140,544
Mobile Mini, Inc.	8,010	210,102
Pitney Bowes, Inc.	49,280	100,531
R.R. Donnelley & Sons Co.	30,530	29,263
UniFirst Corp.	4,460	673,861
US Ecology, Inc.	5,630	171,152
Viad Corp.	1,980	42,036
		2,413,079
COMMUNICATIONS EQUIPMENT - 1.1%
ADTRAN, Inc.	14,390	110,515
Applied Optoelectronics, Inc. (a)	19,220	145,880
CalAmp Corp. (a)	9,400	42,300
Harmonic, Inc. (a)	31,980	184,205
NETGEAR, Inc. (a)	4,710	107,576
Viavi Solutions, Inc. (a)	37,780	423,514
		1,013,990
CONSTRUCTION & ENGINEERING - 1.1%
Aegion Corp. (a)	7,920	142,006
Arcosa, Inc.	11,690	464,561
Comfort Systems USA, Inc.	6,380	233,189
Granite Construction, Inc.	7,330	111,269
MYR Group, Inc. (a)	4,650	121,783
		1,072,808
CONSTRUCTION MATERIALS - 0.1%
U.S. Concrete, Inc. (a)	3,620	65,667

CONSUMER FINANCE - 0.9%
Encore Capital Group, Inc. (a)	6,580	153,841
Enova International, Inc. (a)	7,260	105,197
Green Dot Corp. - Class A (a)	14,100	357,999
PRA Group, Inc. (a)	6,920	191,822

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
CONSUMER FINANCE - 0.9% (Continued)
World Acceptance Corp. (a)	1,600	$87,376
		896,235
CONTAINERS & PACKAGING - 0.1%
Myers Industries, Inc.	10,200	109,650

DIVERSIFIED CONSUMER SERVICES - 0.9%
American Public Education, Inc. (a)	5,580	133,529
Perdoceo Education Corp. (a)	16,740	180,625
Regis Corp. (a)	7,340	43,380
Strategic Education, Inc.	3,820	533,883
		891,417
DIVERSIFIED FINANCIAL SERVICES - 0.3%
FGL Holdings	25,920	254,016

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
ATN International, Inc.	3,340	196,092
Cincinnati Bell, Inc. (a)	13,530	198,079
Cogent Communications Holdings, Inc.	6,040	495,099
Consolidated Communications Holdings, Inc.	28,640	130,312
Iridium Communications, Inc. (a)	16,070	358,843
Vonage Holdings Corp. (a)	39,210	283,488
		1,661,913
ELECTRICAL EQUIPMENT - 0.4%
AZZ, Inc.	7,130	200,496
Encore Wire Corp.	4,100	172,159
		372,655
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.9%
Anixter International, Inc. (a)	5,020	441,107
Arlo Technologies, Inc. (a)	48,227	117,192
Badger Meter, Inc.	5,090	272,824
Benchmark Electronics, Inc.	8,020	160,320
CTS Corp.	6,010	149,589
Daktronics, Inc.	20,710	102,100
ePlus, Inc. (a)	2,280	142,773
Fabrinet (a)	7,070	385,739
FARO Technologies, Inc. (a)	3,280	145,960

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.9% (Continued)
Insight Enterprises, Inc. (a)	5,560	$234,243
Itron, Inc. (a)	5,720	319,348
KEMET Corp.	9,970	240,875
Knowles Corp. (a)	18,120	242,446
Methode Electronics, Inc.	8,170	215,933
MTS Systems Corp.	3,280	73,800
OSI Systems, Inc. (a)	2,550	175,746
Plexus Corp. (a)	4,900	267,344
Rogers Corp. (a)	3,610	340,856
Sanmina Corp. (a)	13,090	357,095
ScanSource, Inc. (a)	4,820	103,100
TTM Technologies, Inc. (a)	16,420	169,783
		4,658,173
ENERGY EQUIPMENT & SERVICES - 1.3%
Archrock, Inc.	24,220	91,067
Diamond Offshore Drilling, Inc. (a)	20,860	38,174
DMC Global, Inc.	3,080	70,871
Dril-Quip, Inc. (a)	6,340	193,370
Era Group, Inc. (a)	15,280	81,442
Exterran Corp. (a)	29,150	139,920
Helix Energy Solutions Group, Inc. (a)	34,270	56,203
KLX Energy Services Holdings, Inc. (a)	25,670	17,969
Matrix Service Co. (a)	6,490	61,460
Nabors Industries Ltd.	123,570	48,205
Newpark Resources, Inc. (a)	26,460	23,735
Noble Corp. plc (a)	171,310	44,540
Oceaneering International, Inc. (a)	28,220	82,967
Oil States International, Inc. (a)	9,130	18,534
RPC, Inc.	39,100	80,546
SEACOR Holdings, Inc. (a)	3,470	93,551
TETRA Technologies, Inc. (a)	68,090	21,789
Valaris plc (a)	68,600	30,877
		1,195,220
ENTERTAINMENT - 0.1%
Marcus Corp. (The)	3,960	48,787

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.9%
Acadia Realty Trust	17,540	$217,321
Agree Realty Corp.	7,920	490,248
Alexander & Baldwin, Inc.	14,570	163,475
American Assets Trust, Inc.	6,220	155,500
Armada Hoffler Properties, Inc.	8,590	91,913
CareTrust REIT, Inc.	16,990	251,282
CBL & Associates Properties, Inc. (a)	190,510	38,121
Chatham Lodging Trust	7,580	45,025
Community Healthcare Trust, Inc.	19,070	730,000
DiamondRock Hospitality Co.	41,780	212,242
Essential Properties Realty Trust, Inc.	14,970	195,508
Four Corners Property Trust, Inc.	9,270	173,442
Franklin Street Properties Corp.	20,600	118,038
Getty Realty Corp.	3,980	94,485
Global Net Lease, Inc.	16,180	216,327
Hersha Hospitality Trust	7,500	26,850
Independence Realty Trust, Inc.	16,080	143,755
Innovative Industrial Properties, Inc.	4,400	334,092
iStar, Inc.	14,210	150,768
Kite Realty Group Trust	10,900	103,223
Lexington Realty Trust	54,310	539,298
LTC Properties, Inc.	7,200	222,480
National Storage Affiliates Trust	7,930	234,728
Office Properties Income Trust	8,140	221,815
Pennsylvania Real Estate Investment Trust	41,560	37,886
Retail Opportunity Investments Corp.	14,670	121,614
Saul Centers, Inc.	3,160	103,459
Summit Hotel Properties, Inc.	18,710	78,956
Uniti Group, Inc.	35,680	215,151
Universal Health Realty Income Trust	1,650	166,337
Washington Prime Group, Inc.	52,400	42,187
Washington Real Estate Investment Trust	15,790	376,907
Xenia Hotels & Resorts, Inc.	23,860	245,758
		6,558,191
FOOD & STAPLES RETAILING - 0.8%
Andersons, Inc. (The)	8,590	161,062
Chefs' Warehouse, Inc. (The) (a)	19,440	195,761

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
FOOD & STAPLES RETAILING - 0.8% (Continued)
SpartanNash Co.	9,300	$133,176
United Natural Foods, Inc. (a)	25,610	235,100
		725,099
FOOD PRODUCTS - 1.4%
B&G Foods, Inc.	13,360	241,683
Calavo Growers, Inc.	2,880	166,147
Cal-Maine Foods, Inc.	7,730	339,965
Fresh Del Monte Produce, Inc.	7,570	209,008
J & J Snack Foods Corp.	1,760	212,960
John B. Sanfilippo & Son, Inc.	1,410	126,054
		1,295,817
GAS UTILITIES - 1.2%
Northwest Natural Holdings Co.	9,320	575,510
South Jersey Industries, Inc.	21,740	543,500
		1,119,010
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
AngioDynamics, Inc. (a)	7,230	75,409
Cardiovascular Systems, Inc. (a)	8,070	284,145
Heska Corp. (a)	2,880	159,264
Integer Holdings Corp. (a)	8,180	514,195
Invacare Corp.	23,550	174,977
Lantheus Holdings, Inc. (a)	7,170	91,489
LeMaitre Vascular, Inc.	5,160	128,587
Meridian Bioscience, Inc. (a)	9,350	78,540
Merit Medical Systems, Inc. (a)	11,920	372,500
Mesa Laboratories, Inc.	870	196,698
Neogen Corp. (a)	9,033	605,121
OraSure Technologies, Inc. (a)	13,990	150,532
Orthofix Medical, Inc. (a)	3,650	102,236
Tactile Systems Technology, Inc. (a)	3,830	153,813
		3,087,506
HEALTH CARE PROVIDERS & SERVICES - 3.9%
Addus HomeCare Corp. (a)	2,750	185,900
AMN Healthcare Services, Inc. (a)	7,560	437,044
BioTelemetry, Inc. (a)	6,060	233,371
CorVel Corp. (a)	2,400	130,824
Covetrus, Inc. (a)	18,340	149,288

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 3.9% (Continued)
Ensign Group, Inc. (The)	9,660	$363,312
Hanger, Inc. (a)	24,440	380,775
LHC Group, Inc. (a)	4,860	681,372
Magellan Health, Inc. (a)	3,260	156,838
Owens & Minor, Inc.	22,720	207,888
Pennant Group, Inc. (The) (a)	4,650	65,844
Select Medical Holdings Corp. (a)	35,150	527,250
U.S. Physical Therapy, Inc.	2,050	141,450
		3,661,156
HEALTH CARE TECHNOLOGY - 1.5%
HealthStream, Inc. (a)	5,690	136,276
HMS Holdings Corp. (a)	15,030	379,808
NextGen Healthcare, Inc. (a)	9,550	99,702
Omnicell, Inc. (a)	8,040	527,263
Tabula Rasa HealthCare, Inc. (a)	4,720	246,809
		1,389,858
HOTELS, RESTAURANTS & LEISURE - 1.2%
Bloomin' Brands, Inc.	12,830	91,606
Chuy's Holdings, Inc. (a)	6,790	68,375
Dave & Buster's Entertainment, Inc.	5,310	69,455
Dine Brands Global, Inc.	3,140	90,055
Fiesta Restaurant Group, Inc. (a)	9,220	37,157
Red Robin Gourmet Burgers, Inc. (a)	4,050	34,506
Shake Shack, Inc. - Class A (a)	5,830	220,024
Wingstop, Inc.	7,250	577,825
		1,189,003
HOUSEHOLD DURABLES - 2.4%
Cavco Industries, Inc. (a)	1,410	204,365
Ethan Allen Interiors, Inc.	6,730	68,781
Installed Building Products, Inc. (a)	5,020	200,147
iRobot Corp. (a)	4,940	202,046
La-Z-Boy, Inc.	6,970	143,234
LGI Homes, Inc. (a)	3,740	168,861
M.D.C. Holdings, Inc.	16,114	373,845
M/I Homes, Inc. (a)	5,860	96,866
Meritage Homes Corp. (a)	5,990	218,695
TopBuild Corp. (a)	5,940	425,542

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
HOUSEHOLD DURABLES - 2.4% (Continued)
Tupperware Brands Corp.	15,370	$24,899
Universal Electronics, Inc. (a)	4,730	181,490
		2,308,771
HOUSEHOLD PRODUCTS - 0.9%
Central Garden & Pet Co. - Class A (a)	8,930	228,340
WD-40 Co.	3,260	654,771
		883,111
INDUSTRIAL CONGLOMERATES - 0.2%
Raven Industries, Inc.	9,680	205,506

INSURANCE - 3.6%
Ambac Financial Group, Inc. (a)	8,260	101,928
American Equity Investment Life Holding Co.	18,710	351,748
AMERISAFE, Inc.	3,030	195,344
eHealth, Inc. (a)	4,420	622,424
Employers Holdings, Inc.	9,010	364,995
Horace Mann Educators Corp.	7,880	288,329
James River Group Holdings Ltd.	6,160	223,239
Kinsale Capital Group, Inc.	3,400	355,402
ProAssurance Corp.	9,820	245,500
Safety Insurance Group, Inc.	3,290	277,775
Stewart Information Services Corp.	3,830	102,146
United Fire Group, Inc.	4,530	147,723
Universal Insurance Holdings, Inc.	8,320	149,095
		3,425,648
INTERACTIVE MEDIA & SERVICES - 0.2%
QuinStreet, Inc. (a)	20,280	163,254

INTERNET & DIRECT MARKETING RETAIL - 0.7%
PetMed Express, Inc.	5,520	158,866
Shutterstock, Inc.	4,940	158,870
Stamps.com, Inc. (a)	2,760	359,021
		676,757
IT SERVICES - 2.8%
Cardtronics plc - Class A (a)	6,690	139,955
CSG Systems International, Inc.	16,050	671,692
EVERTEC, Inc.	10,810	245,711

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
IT SERVICES - 2.8% (Continued)
ExlService Holdings, Inc. (a)	5,430	$282,523
NIC, Inc.	11,920	274,160
Perficient, Inc. (a)	7,030	190,443
Sykes Enterprises, Inc. (a)	8,000	216,960
TTEC Holdings, Inc.	5,360	196,819
Unisys Corp. (a)	10,560	130,416
Virtusa Corp. (a)	10,050	285,420
		2,634,099
LEISURE PRODUCTS - 0.2%
Callaway Golf Co.	14,230	145,431

LIFE SCIENCES TOOLS & SERVICES - 1.3%
Luminex Corp.	9,510	261,810
Medpace Holdings, Inc. (a)	5,530	405,792
NeoGenomics, Inc. (a)	18,890	521,553
		1,189,155
MACHINERY - 6.3%
Alamo Group, Inc.	1,800	159,804
Astec Industries, Inc.	4,300	150,371
Barnes Group, Inc.	9,120	381,490
Briggs & Stratton Corp.	20,630	37,340
Chart Industries, Inc. (a)	6,330	183,443
Enerpac Tool Group Corp.	13,840	229,052
EnPro Industries, Inc.	5,550	219,669
ESCO Technologies, Inc.	3,760	285,422
Federal Signal Corp.	13,370	364,734
Franklin Electric Co., Inc.	7,820	368,557
Greenbrier Cos., Inc. (The)	4,200	74,508
Harsco Corp. (a)	14,500	101,065
Hillenbrand, Inc.	20,530	392,328
John Bean Technologies Corp.	5,435	403,657
Lindsay Corp.	2,190	200,560
Lydall, Inc. (a)	6,730	43,476
Meritor, Inc. (a)	12,840	170,130
Mueller Industries, Inc.	12,020	287,759
Proto Labs, Inc. (a)	4,900	373,037
SPX Corp. (a)	7,870	256,877
SPX FLOW, Inc. (a)	7,180	204,056

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
MACHINERY - 6.3% (Continued)
Standex International Corp.	4,220	$206,864
Tennant Co.	3,090	179,065
Wabash National Corp.	11,190	80,792
Watts Water Technologies, Inc. - Class A	7,090	600,168
		5,954,224
MARINE - 0.2%
Matson, Inc.	6,100	186,782

MEDIA - 0.2%
E.W. Scripps Co. (The) - Class A	9,180	69,217
Gannett Co., Inc.	20,737	30,691
Scholastic Corp.	4,200	107,058
		206,966
METALS & MINING - 0.4%
Cleveland-Cliffs, Inc.	76,790	303,321
Olympic Steel, Inc.	9,490	98,221
		401,542
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
Apollo Commercial Real Estate Finance, Inc.	22,000	163,240
ARMOUR Residential REIT, Inc.	6,680	58,851
Capstead Mortgage Corp.	12,570	52,794
Granite Point Mortgage Trust, Inc.	24,170	122,542
Invesco Mortgage Capital, Inc.	39,690	135,343
KKR Real Estate Finance Trust, Inc.	6,670	100,117
New York Mortgage Trust, Inc.	75,880	117,614
PennyMac Mortgage Investment Trust	15,630	165,990
Redwood Trust, Inc.	19,810	100,238
		1,016,729
MULTI-LINE RETAIL - 0.2%
Big Lots, Inc.	10,440	148,457
J. C. Penney Co., Inc. (a)	113,750	40,950
		189,407
MULTI-UTILITIES - 0.6%
Avista Corp.	12,930	549,396

OIL, GAS & CONSUMABLE FUELS - 0.4%
Denbury Resources, Inc. (a)	171,990	31,749

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS - 0.4% (Continued)
Green Plains, Inc.	12,000	$58,200
Par Pacific Holdings, Inc. (a)	23,640	167,844
Renewable Energy Group, Inc. (a)	8,270	169,783
		427,576
PAPER & FOREST PRODUCTS - 0.6%
Boise Cascade Co.	10,910	259,440
Clearwater Paper Corp. (a)	5,150	112,321
Neenah, Inc.	4,690	202,280
		574,041
PERSONAL PRODUCTS - 0.5%
Inter Parfums, Inc.	3,980	184,473
Medifast, Inc.	1,770	110,625
USANA Health Sciences, Inc. (a)	2,410	139,202
		434,300
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc. (a)	7,700	114,268
Endo International plc (a)	34,390	127,243
Innoviva, Inc. (a)	11,970	140,767
Pacira BioSciences, Inc. (a)	6,900	231,357
Supernus Pharmaceuticals, Inc. (a)	10,380	186,736
		800,371
PROFESSIONAL SERVICES - 1.1%
Exponent, Inc.	8,210	590,381
Kelly Services, Inc. - Class A	6,880	87,307
Korn Ferry	12,990	315,917
TrueBlue, Inc. (a)	7,400	94,424
		1,088,029
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Marcus & Millichap, Inc. (a)	6,190	167,749
RE/MAX Holdings, Inc. - Class A	4,300	94,256
		262,005
ROAD & RAIL - 0.9%
ArcBest Corp.	8,470	148,395
Heartland Express, Inc.	14,760	274,093
Marten Transport Ltd.	8,500	174,420

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
ROAD & RAIL - 0.9% (Continued)
Saia, Inc. (a)	4,050	$297,837
		894,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Advanced Energy Industries, Inc. (a)	6,290	305,002
Axcelis Technologies, Inc. (a)	7,890	144,466
Brooks Automation, Inc.	14,200	433,100
CEVA, Inc. (a)	4,260	106,202
Cohu, Inc.	12,450	154,131
Diodes, Inc. (a)	6,230	253,156
FormFactor, Inc. (a)	13,950	280,256
Ichor Holdings Ltd. (a)	7,950	152,322
Kulicke & Soffa Industries, Inc.	9,850	205,570
MaxLinear, Inc. (a)	8,600	100,362
Onto Innovation, Inc. (a)	10,847	321,830
Power Integrations, Inc.	6,180	545,879
Rambus, Inc. (a)	13,445	149,239
Xperi Corp.	7,580	105,438
		3,256,953
SOFTWARE - 2.9%
8x8, Inc. (a)	19,530	270,686
Agilysys, Inc. (a)	6,190	103,373
Alarm.com Holdings, Inc. (a)	7,330	285,210
Bottomline Technologies (de), Inc. (a)	8,780	321,787
Ebix, Inc.	3,880	58,898
LivePerson, Inc. (a)	9,500	216,125
MicroStrategy, Inc. - Class A (a)	1,390	164,159
Progress Software Corp.	6,410	205,120
Qualys, Inc. (a)	7,690	668,953
SPS Commerce, Inc. (a)	7,130	331,616
TiVo Corp.	24,070	170,416
		2,796,343
SPECIALTY RETAIL - 2.3%
Abercrombie & Fitch Co. - Class A	13,550	123,170
Asbury Automotive Group, Inc. (a)	3,100	171,213
Boot Barn Holdings, Inc. (a)	4,560	58,961
Caleres, Inc.	6,100	31,720
Chico's FAS, Inc.	24,560	31,682

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
SPECIALTY RETAIL - 2.3% (Continued)
Children's Place, Inc. (The)	2,440	$47,726
Designer Brands, Inc. - Class A	9,020	44,920
Express, Inc. (a)	22,080	32,899
GameStop Corp. - Class A (a)	30,410	106,435
Genesco, Inc. (a)	3,550	47,357
Group 1 Automotive, Inc.	3,050	134,993
Guess?, Inc.	9,260	62,690
Hibbett Sports, Inc. (a)	9,960	108,913
Lithia Motors, Inc. - Class A	4,540	371,327
Lumber Liquidators Holdings, Inc. (a)	11,530	54,076
MarineMax, Inc. (a)	7,260	75,649
Monro, Inc.	6,250	273,812
Office Depot, Inc.	76,770	125,903
Signet Jewelers Ltd.	33,410	215,494
Sleep Number Corp. (a)	3,400	65,144
Tailored Brands, Inc.	22,410	38,993
		2,223,077
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
3D Systems Corp. (a)	23,680	182,573
Diebold Nixdorf, Inc. (a)	24,970	87,894
		270,467
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Crocs, Inc. (a)	15,440	262,326
Fossil Group, Inc. (a)	7,830	25,761
G-III Apparel Group Ltd. (a)	5,110	39,347
Kontoor Brands, Inc.	12,890	247,101
Movado Group, Inc.	4,320	51,062
Oxford Industries, Inc.	3,465	125,641
Steven Madden Ltd.	11,935	277,250
Wolverine World Wide, Inc.	13,500	205,200
		1,233,688
THRIFTS & MORTGAGE FINANCE - 1.5%
Axos Financial, Inc. (a)	8,590	155,737
Dime Community Bancshares, Inc.	7,730	105,978
Flagstar Bancorp, Inc.	3,070	60,878
HomeStreet, Inc.	5,810	129,156
Meta Financial Group, Inc.	6,750	146,610

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 96.2% (Continued)	Shares	Fair Value
THRIFTS & MORTGAGE FINANCE - 1.5% (Continued)
NMI Holdings, Inc. - Class A (a)	14,580	$169,274
Northwest Bancshares, Inc.	23,090	267,151
Provident Financial Services, Inc.	9,430	121,270
TrustCo Bank Corp.	23,830	128,920
Walker & Dunlop, Inc.	4,340	174,772
		1,459,746
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Applied Industrial Technologies, Inc.	8,380	383,134
DXP Enterprises, Inc. (a)	4,230	51,860
GMS, Inc. (a)	7,050	110,896
Veritiv Corp. (a)	5,420	42,601
		588,491
WATER UTILITIES - 1.3%
American States Water Co.	7,920	647,381
California Water Service Group	11,270	567,106
		1,214,487
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Shenandoah Telecommunications Co.	7,650	376,763

TOTAL COMMON STOCKS (COST $116,362,332)		$91,321,934

CORPORATE NOTES - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.1%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$175,000	$175,037
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	70,000	70,423
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	330,000	337,230
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	330,000	338,049
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	60,000	60,439

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 1.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.1% (Continued)
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/24	$90,000	$90,643
TOTAL CORPORATE NOTES (COST $1,055,000)				$1,071,821

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (c) (COST $557,715)	557,715	$557,715

TOTAL INVESTMENTS - (COST $117,975,047) - 97.9%		$92,951,470

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		1,982,801

NET ASSETS - 100.0%		$94,934,271

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$175,000	$175,037	0.2%
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	70,000	70,423	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	337,230	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	338,049	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	60,439	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	90,000	90,643	0.1%
		$1,055,000	$1,071,821	1.1%

(c)	The rate shown is the 7-day effective yield as of March 31, 2020.

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2020 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 69.3%
Praxis Impact Bond Fund - Class I	1,659,215	$17,886,340

EQUITY FUND - 30.7%
Praxis Growth Index Fund - Class I	105,534	2,493,779
Praxis International Index Fund - Class I	266,554	2,377,663
Praxis Small Cap Index Fund - Class I	98,083	642,445
Praxis Value Index Fund - Class I	212,712	2,420,663
		7,934,550

TOTAL AFFILIATED MUTUAL FUNDS (COST $23,808,750)		$25,820,890

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (b) (COST $5,936)	5,936	$5,936

TOTAL INVESTMENTS - (COST $23,814,686) - 100.0%		$25,826,826

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(1,420)

NET ASSETS - 100.0%		$25,825,406

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2020 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.1%
Praxis Impact Bond Fund - Class I	2,547,391	$27,460,875

EQUITY FUND - 60.9%
Praxis Growth Index Fund - Class I	493,149	11,653,118
Praxis International Index Fund - Class I	1,446,033	12,898,611
Praxis Small Cap Index Fund - Class I	1,059,605	6,940,410
Praxis Value Index Fund - Class I	991,710	11,285,658
		42,777,797

TOTAL AFFILIATED MUTUAL FUNDS (COST $62,992,708)		$70,238,672

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (b) (COST $540)	540	$540

TOTAL INVESTMENTS - (COST $62,993,248) - 100.0%		$70,239,212

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(11,749)

NET ASSETS - 100.0%		$70,227,463

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2020 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.3%
Praxis Impact Bond Fund - Class I	1,118,177	$12,053,949

EQUITY FUND - 80.7%
Praxis Growth Index Fund - Class I	558,732	13,202,831
Praxis International Index Fund - Class I	1,692,336	15,095,639
Praxis Small Cap Index Fund - Class I	1,402,112	9,183,831
Praxis Value Index Fund - Class I	1,123,775	12,788,559
		50,270,860

TOTAL AFFILIATED MUTUAL FUNDS (COST $56,291,354)		$62,324,809

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.43% (b) (COST $265)	265	$265

TOTAL INVESTMENTS - (COST $56,291,619) - 100.0%		$62,325,074

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(22,193)

NET ASSETS - 100.0%		$62,302,881

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.